Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Emdeon Inc.
Entity Central Index Key	0001444598
Document Type	S-4
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Successor	Dec. 31, 2010 Predecessor	Mar. 31, 2012 Common Stock, Class A Successor	Dec. 31, 2011 Common Stock, Class A Successor	Nov. 01, 2011 Common Stock, Class A Predecessor	Mar. 31, 2011 Common Stock, Class A Predecessor	Dec. 31, 2010 Common Stock, Class A Predecessor	Dec. 31, 2009 Common Stock, Class A Predecessor	Dec. 31, 2008 Common Stock, Class A Predecessor	Mar. 31, 2012 Common Stock, Class B Successor	Dec. 31, 2011 Common Stock, Class B Successor	Nov. 01, 2011 Common Stock, Class B Predecessor	Mar. 31, 2011 Common Stock, Class B Predecessor	Dec. 31, 2010 Common Stock, Class B Predecessor	Dec. 31, 2009 Common Stock, Class B Predecessor	Dec. 31, 2008 Common Stock, Class B Predecessor
Current assets:
Cash and cash equivalents	$ 26,378	$ 37,925	$ 37,925	$ 99,188
Accounts receivable, net of allowance for doubtful accounts	189,149	188,960	188,960	174,191
Deferred income tax assets	4,760	6,042	6,042	7,913
Prepaid expenses and other current assets	23,801	16,926	16,926	25,020
Total current assets	244,088	249,853	249,853	306,312
Property and equipment, net	273,977	278,090	278,090	231,307
Goodwill	1,470,120	1,470,216	1,470,216	908,310
Intangible assets, net	1,793,992	1,821,897	1,821,897	1,035,886
Other assets, net	43,853	39,403	39,403	9,750
Total assets	3,826,030	3,859,459	3,859,459	2,491,565
Current liabilities:
Accounts payable	9,348	8,827	8,827	4,732
Accrued expenses	132,768	132,137	132,137	112,245
Deferred revenues	7,860	5,561	5,561	12,130
Current portion of long-term debt	16,034	16,034	16,034	12,494
Total current liabilities	166,010	162,559	162,559	141,601
Long-term debt, excluding current portion	1,928,495	1,945,074	1,945,074	933,749
Deferred income tax liabilities	507,472	518,037	518,037	200,357
Tax receivable agreement obligations to related parties	144,179	139,713	139,713	138,533
Other long-term liabilities	2,493	1,413	1,413	22,037
Commitments and contingencies
Equity:
Common stock									1
Preferred stock (par value, $0.00001), 25,000,000 shares authorized and 0 shares issued and outstanding at December 31, 2010
Additional paid-in capital	1,110,310	1,110,310	1,110,310	738,888
Contingent consideration				1,955
Accumulated other comprehensive loss	1,858	(194)	(194)	(2,569)
Retained earnings/Accumulated deficit	(34,787)	(17,453)	(17,453)	53,250
Emdeon Inc. equity			1,092,663	791,525
Noncontrolling interest				263,763
Total equity	1,077,381	1,092,663	1,092,663	1,055,288				1	1	1	1
Total liabilities and equity	$ 3,826,030	$ 3,859,459	$ 3,859,459	$ 2,491,565

Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Successor	Dec. 31, 2010 Predecessor	Dec. 31, 2010 Common Stock, Class A Predecessor	Dec. 31, 2010 Common Stock, Class B Predecessor
Allowance for doubtful accounts	$ 4,145	$ 1,201	$ 1,201	$ 5,394
Preferred stock, par value				$ 0.00001
Preferred stock, shares authorized				25,000,000
Preferred stock, shares issued				0
Preferred stock, shares outstanding				0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01		$ 0.00001	$ 0.00001
Common stock, shares authorized	100	100	100		400,000,000	52,000,000
Common stock, shares issued	100	100	100
Common stock, shares outstanding	100	100	100		91,064,486	24,689,142

Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor	Mar. 31, 2012 Successor	Mar. 31, 2011 Predecessor	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor
Revenue	$ 190,384	$ 286,035	$ 271,499	$ 929,264	$ 1,002,152	$ 918,448
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	117,421	175,193	168,652	572,541	612,367	562,636
Development and engineering	5,153	8,281	7,985	26,090	30,638	30,539
Sales, marketing, general and administrative	21,778	34,887	33,168	111,463	116,947	118,996
Depreciation and amortization	28,772	44,673	38,022	128,761	124,721	105,321
Accretion	2,916	4,466
Transaction related costs	17,857			66,625
Operating income (loss)	(3,513)	18,535	23,672	23,784	117,479	100,956
Interest expense, net	29,343	45,739	12,626	43,201	61,017	70,171
Other income, net	(5,843)		(1,403)	(8,036)	(9,284)	(519)
Income (loss) before income tax provision (benefit)	(27,013)	(27,204)	12,449	(11,381)	65,746	31,304
Income tax provision (benefit)	(9,560)	(9,870)	5,174	8,201	32,579	17,301
Net income (loss)	(17,453)	(17,334)	7,275	(19,582)	33,167	14,003
Net income attributable to noncontrolling interest			2,881	5,109	13,621	4,422
Net income (loss) attributable to Emdeon Inc.	$ (17,453)	$ (17,334)	$ 4,394	$ (24,691)	$ 19,546	$ 9,581

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor	Mar. 31, 2012 Successor	Mar. 31, 2011 Predecessor	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor
Net income (loss)	$ (17,453)	$ (17,334)	$ 7,275	$ (19,582)	$ 33,167	$ 14,003
Other comprehensive income (loss):
Changes in the fair value of interest rate swap, net of taxes		1,858			5,841	8,688
Other comprehensive income amortization, net of taxes			811	2,762	5,062	6,985
Foreign currency translation adjustment	(194)	194	(8)	101	91	25
Other comprehensive income (loss)	(194)	2,052	803	2,863	10,994	15,698
Total comprehensive income (loss)	(17,647)	(15,282)	8,078	(16,719)	44,161	29,701
Comprehensive income (loss) attributable to non- controlling interest			3,052	(5,719)	(15,979)	(7,917)
Comprehensive income (loss) attributable to Emdeon Inc.	$ (17,647)	$ (15,282)	$ 5,026	$ (22,438)	$ 28,182	$ 21,784

Condensed Consolidated Statements of Equity (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Successor	Successor Additional Paid-in Capital	Successor Contingent Consideration	Successor Retained Earnings	Successor Accumulated Other Comprehensive Income (Loss)	Successor Non- Controlling Interest	Successor Common Stock, Class A	Successor Common Stock, Class B	Predecessor	Predecessor Additional Paid-in Capital	Predecessor Contingent Consideration	Predecessor Retained Earnings	Predecessor Accumulated Other Comprehensive Income (Loss)	Predecessor Non- Controlling Interest	Predecessor Common Stock, Class A	Predecessor Common Stock, Class B
Balance at Dec. 31, 2008										$ 878,153	$ 670,702		$ 24,123	$ (23,195)	$ 206,522	$ 1
Balance, shares at Dec. 31, 2008																77,413,610	22,586,390
Reclassification of liability awards to equity awards										26,731	20,548				6,183
Equity compensation expense										7,315	5,784				1,531
Issuance of shares in connection with equity compensation plans, net of taxes										(8,460)	14,062			(468)	(22,054)
Issuance of shares in connection with equity compensation plans, net of taxes, shares																435,331
Issuance/Exchange of Units of EBS Master to members of management, net of taxes										6,741	(11,899)			394	18,246
Issuance/Exchange of Units of EBS Master to members of management, net of taxes, shares																	2,537,325
Issuance of Class A common stock in connection with acquisitions, net of taxes/Purchase of eRx Network L.L.C.										23,529	3,504			318	19,707
Issuance of Class A common stock in connection with acquisitions, net of taxes/Purchase of eRx Network L.L.C., shares																	1,850,000
Conversion of EBS Master Units held by eRx to shares of Class A common stock, net of taxes										4,149	21,968			(376)	(17,443)
Conversion of EBS Master Units held by eRx to shares of Class A common stock, net of taxes, shares																1,850,000	(1,850,000)
Issuance of Class A shares in connection with IPO (includes costs paid in 2008)										144,915	144,915
Issuance of Class A shares in connection with IPO (includes costs paid in 2008), shares																10,725,000
Repurchase of units of EBS Master issued to members of management, net of taxes										(4,681)	(1,107)			(74)	(3,500)
Repurchase of units of EBS Master issued to members of management, net of taxes, shares																	(370,760)
Other										(231)	(231)
Contribution of data sublicense intangible to EBS Master										3,440	(5,872)				9,312
Tax receivable agreement with related parties, net of taxes										(131,433)	(131,433)
Comprehensive income:
Net income (loss)										14,003			9,581		4,422
Foreign currency translation adjustment										25				17	8
Changes in the fair value of interest rate swap, net of taxes										8,688				6,755	1,933
Other comprehensive income amortization, net of taxes										6,985				5,431	1,554
Balance at Dec. 31, 2009										979,869	730,941		33,704	(11,198)	226,421	1
Balance, shares at Dec. 31, 2009																90,423,941	24,752,955
Equity compensation expense										17,721	14,093				3,628
Issuance of shares in connection with equity compensation plans, net of taxes										444	983			(2)	(537)
Issuance of shares in connection with equity compensation plans, net of taxes, shares																242,158
Issuance/Exchange of Units of EBS Master to members of management, net of taxes										82	425			(4)	(339)
Issuance/Exchange of Units of EBS Master to members of management, net of taxes, shares																36,829	(36,829)
Cancellation of Class B common stock, net of taxes										(72)	127			(2)	(197)
Cancellation of Class B common stock, net of taxes, shares																	(26,984)
Issuance of Class A common stock in connection with acquisitions, net of taxes/Purchase of eRx Network L.L.C.										7,037	4,369	1,955		(7)	720
Issuance of Class A common stock in connection with acquisitions, net of taxes/Purchase of eRx Network L.L.C., shares																361,558
Other										50	50
Contribution of data sublicense intangible to EBS Master										502	(856)				1,358
Capital contribution to EBS Master										6,315	(10,777)				17,092
Transactions with noncontrolling interest										(821)	(467)			8	(362)
Comprehensive income:
Net income (loss)										33,167			19,546		13,621
Foreign currency translation adjustment										91				66	25
Changes in the fair value of interest rate swap, net of taxes										5,841				4,591	1,250
Other comprehensive income amortization, net of taxes										5,062				3,979	1,083
Balance at Dec. 31, 2010										1,055,288	738,888	1,955	53,250	(2,569)	263,763	1
Balance, shares at Dec. 31, 2010																91,064,486	24,689,142
Equity compensation expense										5,573	4,433				1,140
Issuance of shares in connection with equity compensation plans, net of taxes										48	194				(146)
Issuance of shares in connection with equity compensation plans, net of taxes, shares																63,293
Tax receivable agreement with related parties, net of taxes										(57)	(57)
Comprehensive income:
Net income (loss)										7,275			4,394		2,881
Foreign currency translation adjustment										(8)				(6)	(2)
Other comprehensive income amortization, net of taxes										811				638	173
Balance at Mar. 31, 2011										1,068,930	743,458	1,955	57,644	(1,937)	267,809	1
Balance, shares at Mar. 31, 2011																91,127,779	24,689,142
Balance at Dec. 31, 2010										1,055,288	738,888	1,955	53,250	(2,569)	263,763	1
Balance, shares at Dec. 31, 2010																91,064,486	24,689,142
Equity compensation expense										54,932	43,525				11,407
Issuance of shares in connection with equity compensation plans, net of taxes										1,218	2,303				(1,085)
Issuance of shares in connection with equity compensation plans, net of taxes, shares																208,399
Tax receivable agreement with related parties, net of taxes										(59)	(59)
Adjustment to contingent consideration for stock acquisitions, net of taxes										(2,800)	(845)	(1,955)
Comprehensive income:
Net income (loss)										(19,582)			(24,691)		5,109
Foreign currency translation adjustment										101				80	21
Other comprehensive income amortization, net of taxes										2,762				2,173	589
Elimination of Predecessor equity in connection with merger (see Note 1)										(1,091,860)	(783,812)		(28,559)	316	(279,804)	(1)
Elimination of Predecessor equity in connection with merger (see Note 1), shares																(91,272,885)	(24,689,142)
Balance at Nov. 01, 2011
Balance, shares at Nov. 01, 2011
Successor capital contribution, net	1,110,310		1,110,310
Successor capital contribution, net, shares								100
Comprehensive income:
Net income (loss)		(17,453)			(17,453)
Foreign currency translation adjustment		(194)				(194)
Balance at Dec. 31, 2011	1,092,663	1,092,663	1,110,310		(17,453)	(194)
Balance, shares at Dec. 31, 2011								100
Comprehensive income:
Net income (loss)		(17,334)			(17,334)
Foreign currency translation adjustment		194				194
Changes in the fair value of interest rate swap, net of taxes		1,858				1,858
Balance at Mar. 31, 2012	$ 1,077,381	$ 1,077,381	$ 1,110,310		$ (34,787)	$ 1,858
Balance, shares at Mar. 31, 2012								100

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor	Mar. 31, 2012 Successor	Mar. 31, 2011 Predecessor	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor
Operating activities
Net income (loss)	$ (17,453)	$ (17,334)	$ 7,275	$ (19,582)	$ 33,167	$ 14,003
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	28,772	44,673	38,022	128,761	124,721	105,321
Equity compensation expense			5,573	54,932	17,721	25,415
Deferred income tax expense	(5,771)	(10,023)		(15,045)	12,236	(1,248)
Accretion expense	2,916	4,466
Amortization of debt discount and issuance costs	1,642	2,545	3,455	11,673	12,911	11,947
Amortization of discontinued cash flow hedge from other comprehensive loss			922	3,167	5,800	7,970
Change in contingent consideration	(2,755)		(1,403)	(7,983)	(3,908)
Change in fair value of interest rate swap (not subject to hedge accounting)	(5,843)		(2,556)	(8,036)	(9,284)
Other	489	152	5	1,119	419	1,173
Changes in operating assets and liabilities:
Accounts receivable	(13,447)	(188)	(1,519)	660	(2,429)	(2,571)
Prepaid expenses and other	982	(4,510)	1,209	6,638	(12,552)	4,945
Accounts payable	(2,912)	1,754	4,766	8,505	(7,499)	4,731
Accrued expenses, deferred revenue and other liabilities	(15,401)	306	6,135	47,613	451	(9,234)
Tax receivable agreement obligations to related parties		(114)	(2,913)	(3,519)	95	299
Net cash provided by (used in)operating activities	(28,781)	21,727	58,971	208,903	171,849	162,751
Investing activities
Purchases of property and equipment	(8,279)	(15,146)	(19,654)	(51,902)	(79,988)	(48,292)
Payments for acquisitions, net of cash acquired				(39,422)	(251,464)	(76,250)
Purchase of Emdeon Inc., net of cash acquired	(1,932,852)
Other					(3,000)	1,300
Net cash used in investing activities	(1,941,131)	(15,146)	(19,654)	(91,324)	(334,452)	(123,242)
Financing activities
Proceeds from issuance of stock	852,879				306	147,964
Proceeds from Term Loan Facility	1,185,114
Proceeds from Revolving Facility	25,000
Proceeds from Senior Notes	729,375
Payments on Revolving Facility	(10,000)					(10,000)
Payment of debt issue costs	(35,901)
Proceeds from incremental term loan					97,982
Debt principal payments	(942,138)	(3,060)	(2,138)	(10,128)	(11,423)	(29,203)
Repayment of assumed debt obligations					(35,254)	(200)
Payments on revolver		(15,000)
Other	(2,868)	(68)	(1,283)	(263)	(1,819)	(7,549)
Net cash used in financing activities	1,801,461	(18,128)	(3,421)	(10,391)	49,792	101,012
Net increase (decrease) in cash and cash equivalents	(168,451)	(11,547)	35,896	107,188	(112,811)	140,521
Cash and cash equivalents at beginning of period	206,376	37,925	99,188	99,188	211,999	71,478
Cash and cash equivalents at end of period	37,925	26,378	135,084	206,376	99,188	211,999
Supplemental disclosures of cash flow information
Cash paid for interest	16,959			35,119	42,955	49,649
Cash paid during the period for income taxes	4,392			5,554	26,126	21,087
Execution of tax receivable agreements:
Additional paid in capital						141,745
Tax receivable agreement obligations to related parties						141,745
Acquisition of certain data rights:
Intangible assets					6,341	37,606
Current portion of long-term debt					608	3,078
Long-term debt					$ 5,733	$ 34,528

Nature of Business and Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Nature of Business and Organization/Supplemental Condensed Consolidating Financial Information [Abstract]
Nature of Business and Organization

1. Nature of Business and Organization

Nature of Business

Emdeon Inc. (the “Company”), through its subsidiaries, is a provider of revenue and payment cycle management and clinical information exchange solutions, connecting payers, providers and patients of the U.S. healthcare system. The Company’s product and service offerings integrate and automate key business and administrative functions for healthcare payers and healthcare providers throughout the patient encounter, including pre-care patient eligibility and benefits verification and enrollment, clinical exchange capabilities, claims management and adjudication, payment integrity, payment distribution, payment posting and denial management and patient billing and payment processing.

Organization

The Company was formed as a Delaware limited liability company in September 2006 and converted into a Delaware corporation in September 2008 in anticipation of the Company’s August 2009 initial public offering (the “IPO”).

On August 3, 2011, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Beagle Parent Corp. (“Parent”) and Beagle Acquisition Corp. (“Merger Sub”), an indirect wholly-owned subsidiary of Parent. At a special meeting of stockholders held on November 1, 2011, the Company’s stockholders voted to approve the transactions contemplated by the Merger Agreement. On November 2, 2011, Merger Sub merged with and into the Company with the Company surviving the merger (the “Merger”). Subsequent to the Merger, the Company became an indirect wholly-owned subsidiary of Parent, which is controlled by affiliates of The Blackstone Group L.P. (“Blackstone”). As a result of the consummation of the Merger, each share of Class A common stock, par value $0.00001 (“Class A common stock”) and Class B common stock, par value $0.00001 (“Class B common stock”), of the Company, other than (i) shares owned by the Company and its wholly-owned subsidiaries and (ii) shares owned by Parent and its subsidiaries, including shares and other equity contributed by certain rollover investors in connection with the Merger, was cancelled and/or converted into the right to receive $19.00 in cash, without interest and less any applicable withholding taxes.

The Merger was financed as follows (the following transactions, together with the Merger, are sometimes referred to as the “2011 Transactions”):

•	Cash held by the Company at closing;
•	$1.224 billion new senior secured term loan credit facility;
•	$125.0 million new senior secured revolving credit facility;
•	$375.0 million senior notes due 2019;
•	$375.0 million senior notes due 2020;
•	$966.0 million cash capital contribution from the Company’s new equity investors;
•

Contribution by affiliates of Hellman and Friedman (“H&F”) of shares of Class A common stock and membership interests in EBS Master LLC (“EBS Master”) in exchange for shares of common stock of Parent; and

•

Contribution by certain of our senior management team members of a limited number of stock options to acquire shares of Class A common stock in exchange for stock options to acquire shares of common stock of Parent.

Immediately following the Merger, the Company repaid all amounts due under the Company’s prior credit agreements and terminated its prior interest rate swap agreement with the proceeds from the 2011 Transactions.

As a result of the Merger and the change in the basis of the Company’s assets and liabilities, periods prior to the Merger are referred to as “Predecessor” and periods after the Merger are referred to as “Successor”. Because of this change in basis, the Predecessor and Successor period financial statements are not comparable.

1. Nature of Business and Organization

Nature of Business

Emdeon Inc. (the “Company”), through its subsidiaries, is a provider of revenue and payment cycle management and clinical information exchange solutions, connecting payers, providers and patients of the U.S. healthcare system. The Company’s product and service offerings integrate and automate key business and administrative functions for healthcare payers and healthcare providers throughout the patient encounter, including pre-care patient eligibility and benefits verification and enrollment, clinical exchange capabilities, claims management and adjudication, payment integrity, payment distribution, payment posting and denial management and patient billing and payment processing.

Organization

The Company was formed as a Delaware limited liability company in September 2006 and converted into a Delaware corporation in September 2008 in anticipation of the Company’s August 2009 initial public offering (the “IPO”).

On August 3, 2011, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Beagle Parent Corp. (“Parent”) and Beagle Acquisition Corp. (“Merger Sub”), an indirect wholly-owned subsidiary of Parent. At a special meeting of stockholders held on November 1, 2011, the Company’s stockholders voted to approve the transactions contemplated by the Merger Agreement. On November 2, 2011, Merger Sub merged with and into the Company with the Company surviving the merger (the “Merger”). Subsequent to the Merger, the Company became an indirect wholly-owned subsidiary of Parent, which is controlled by affiliates of The Blackstone Group L.P. (“Blackstone”). As a result of the consummation of the Merger, each share of Class A common stock, par value $0.00001 (“Class A common stock”), and Class B common stock, par value $0.00001 (“Class B common stock”), of the Company, other than (i) shares owned by the Company and its wholly-owned subsidiaries and (ii) shares owned by Parent and its subsidiaries, including shares and other equity contributed by certain rollover investors in connection with the Merger, was cancelled and/or converted into the right to receive $19.00 in cash, without interest and less any applicable withholding taxes.

The Merger was financed as follows (the following transactions, together with the Merger, are sometimes referred to as the “2011 Transactions”):

•	Cash held by the Company at closing;
•	$1.224 billion new senior secured term loan credit facility;
•	$125.0 million new senior secured revolving credit facility;
•	$375.0 million senior notes due 2019;
•	$375.0 million senior notes due 2020;
•	$966.0 million cash capital contribution from the Company’s new equity investors;
•

Contribution by affiliates of Hellman and Friedman (“H&F”) of shares of Class A common stock and membership interests in EBS Master LLC (“EBS Master”) in exchange for shares of common stock of Parent; and

•

Contribution by certain of our senior management team members of a limited number of stock options to acquire shares of Class A common stock in exchange for stock options to acquire shares of common stock of Parent.

Immediately following the Merger, we repaid all amounts due under the Company’s prior credit agreements and terminated our prior interest rate swap agreement with the proceeds from the 2011 Transactions.

As a result of the Merger and the change in the basis of the Company’s assets and liabilities, periods prior to the Merger are referred to as “Predecessor” and periods after the Merger are referred to as “Successor”. Because of this change in basis, the Predecessor and Successor period financial statements are not comparable.

Basis of Presentation and Summary of Significant New Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Basis of Presentation and Summary of Significant New Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant New Accounting Policies

2. Basis of Presentation and Summary of Significant New Accounting Policies

Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X and, in the opinion of management, reflect all normal recurring adjustments necessary for a fair presentation of results for the unaudited interim periods presented. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted. The results of operations for the interim period are not necessarily indicative of the results to be obtained for the full fiscal year. All material intercompany accounts and transactions have been eliminated in the unaudited condensed consolidated financial statements.

Reclassifications

Certain reclassifications have been made to the prior period financial statements to conform to the current period presentation.

Recent Accounting Pronouncements

On January 1, 2011, the Company adopted FASB Accounting Standards Update No. 2009-13, an update to FASB ASC Revenue Recognition Topic, which amends existing accounting standards for revenue recognition for multiple-element arrangements. To the extent a deliverable within a multiple-element arrangement is not accounted for pursuant to other accounting standards, the update establishes a selling price hierarchy that allows for the use of an estimated selling price to determine the allocation of arrangement consideration to a deliverable in a multiple-element arrangement where neither vendor-specific objective evidence nor third-party evidence is available for that deliverable. The adoption of this update had no material effect on the Company’s consolidated financial statements.

On October 1, 2011, the Company adopted FASB ASU No. 2011-08, an update to FASB ASC Intangibles—Goodwill and Other Topic, which amends the existing accounting standards related to the method of assessing goodwill for potential impairment. Specifically, this update limits the requirement for a company to perform a quantitative goodwill impairment test to situations in which management believes it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The adoption of this update had no material effect on the Company’s consolidated financial statements.

On December 31, 2011, the Company retroactively adopted FASB ASU No. 2011-05, an update to FASB ASC Comprehensive Income Topic, which amends the existing accounting standards related to the presentation of comprehensive income in a company’s financial statements. This update requires that all non-owner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two statement approach, the first statement would present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income and the total of comprehensive income. Under either presentation alternative, reclassification adjustments and the effect of those adjustments on net income and other comprehensive income must be presented in the respective statement or statements, as applicable. The Company elected to add a separate statement of comprehensive income (loss) in the accompanying consolidated financial statements to comply with this update; however, the adoption of the provisions of this update had no material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-12, which defers the effective date for the requirement to present reclassification adjustments for each component of accumulated other comprehensive income in both income and other comprehensive income on the face of the financial statements. The Company does not expect the adoption of this update to have a material impact on the Company’s consolidated financial statements.

On January 1, 2012, the Company adopted FASB Accounting Standards Update No. 2011-04, an update to FASB ASC Fair Value Measurements Topic, which clarifies the intent of the FASB regarding existing requirements, changes certain principles for measuring fair value and expands the disclosure requirements related to fair value measurements. Specifically, this update expands the restriction on the use of block discounts to all fair value measurements and provides conditions which must be satisfied prior to the application of other premiums and discounts (e.g., control premiums and discounts for lack of marketability) to fair value measurements. Additionally, this update requires the disclosure of quantitative information about significant unobservable inputs, the valuation processes in place for Level 3 measurements, the sensitivity of fair value measurements to changes in unobservable inputs, the hierarchy classification for assets and liabilities whose fair value is disclosed only in footnotes, any transfers between Level 1 and Level 2 of the fair value hierarchy and the reason nonfinancial assets measured at fair value are being used in a manner that differs from the highest and best use. The adoption of this update had no material impact on the Company’s consolidated financial statements. The disclosures required by this update are presented in Note 8 to the accompanying consolidated financial statements.

2. Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and include all subsidiaries and entities that are controlled by the Company. The results of operations for companies acquired are included in the consolidated financial statements from the effective date of acquisition. All material intercompany accounts and transactions have been eliminated in the consolidated financial statements.

Reclassifications

Certain reclassifications have been made to the prior period financial statements to conform to the current period presentation.

Noncontrolling Interest

For periods prior to the Merger, noncontrolling interest represents the noncontrolling stockholders’ proportionate share of equity and net income of EBS Master, a former majority owned subsidiary of the Company that became wholly-owned as a result of the 2011 Transactions.

Accounting Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company bases its estimates on historical experience, current business factors and various other assumptions that the Company believes are necessary to consider in order to form a basis for making judgments about the carrying values of assets and liabilities, the recorded amounts of revenue and expenses and disclosure of contingent assets and liabilities. The Company is subject to uncertainties such as the impact of future events, economic, environmental and political factors and changes in the Company’s business environment; therefore, actual results could differ from these estimates. Accordingly, the accounting estimates used in the preparation of the Company’s financial statements will change as new events occur, as more experience is acquired, as additional information is obtained and as the Company’s operating environment changes. Changes in estimates are made when circumstances warrant. Such changes in estimates and refinements in estimation methodologies are reflected in the reported results of operations; and if material, the effects of changes in estimates are disclosed in the notes to the consolidated financial statements. Estimates and assumptions by management affect: the allowance for doubtful accounts; the fair value assigned to assets acquired and liabilities assumed in business combinations; tax receivable agreement obligations; the fair value of interest rate swap obligations; contingent consideration; the carrying value of long-lived assets (including goodwill and intangible assets); the amortization period of long-lived assets (excluding goodwill); the carrying value, capitalization and amortization of software development costs; the provision and benefit for income taxes and related deferred tax accounts; certain accrued expenses; revenue recognition; contingencies; and the value attributed to equity awards.

Business Combinations

The Company allocates the consideration transferred (i.e. purchase price) in a business combination to the acquired business’ identifiable assets, liabilities and noncontrolling interests at their acquisition date fair value. The excess of the consideration transferred over the amount allocated to the identifiable assets and liabilities and noncontrolling interest, if any, is recorded as goodwill. Any excess of the fair value of the identifiable assets acquired and liabilities assumed over the consideration transferred, if any, is generally recognized within earnings as of the acquisition date.

The fair value of the consideration transferred, assets, liabilities and noncontrolling interests is estimated based on one or a combination of income, costs or market approaches as determined based on the nature of the asset or liability and the level of inputs available to the Company (i.e. quoted prices in an active market, other observable inputs or unobservable inputs). To the extent that the Company’s initial accounting for a business combination is incomplete at the end of a reporting period, provisional amounts are reported for those items which are incomplete. The Company retroactively adjusts such provisional amounts as of the acquisition date once new information is received about facts and circumstances that existed as of the acquisition date.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity from the date of purchase of three months or less to be cash equivalents.

Allowance for Doubtful Accounts

The allowance for doubtful accounts reflects the Company’s best estimate of losses inherent in the Company’s receivables portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other currently available evidence.

Software Development Costs

Software development costs that are incurred in the preliminary project stage are expensed as incurred. Once certain criteria have been met, direct costs incurred in developing or obtaining computer software are capitalized. Training and data conversion costs are expensed as incurred. Capitalized software costs are included in property and equipment in the accompanying consolidated balance sheets and are amortized over a three-year period.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets. The useful lives for newly acquired assets are generally as follows:

Computer equipment	3-5 years

Production equipment	5-7 years

Office equipment, furniture and fixtures	3-7 years

Software	3 years

Technology	6 years

Leasehold improvements	Shorter of useful life or lease term

Expenditures for maintenance, repair and renewals of minor items are expensed as incurred. Expenditures for maintenance, repair and renewals that extend the useful life of an asset are capitalized.

Goodwill and Intangible Assets

Goodwill and intangible assets resulting from the Company’s acquisitions are accounted for using the acquisition method of accounting. Intangible assets with definite lives are amortized on a straight-line basis over the estimated useful lives of the related assets generally as follows:

Customer relationships	10 to 20 years

Tradenames	20 years

Data sublicense agreement	6 years

Non-compete agreements	5 years

Backlog	1 to 2 years

The Company qualitatively assesses the carrying value of goodwill as of October 1 of each year to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. In such cases, the Company determinates whether potential impairment losses are present by comparing the carrying value of its reporting units to the fair value of its reporting units. If the fair value of the reporting unit is less than the carrying value of the reporting unit, then a hypothetical acquisition method allocation is used to determine the amount of goodwill impairment. The Company recognized no impairment in conjunction with its most recent goodwill impairment analysis.

Long-Lived Assets

Long-lived assets used in operations are reviewed for impairment whenever events or changes in circumstances indicate that carrying amounts may not be recoverable. For long-lived assets to be held and used, the Company recognizes an impairment loss only if its carrying amount is not recoverable through its undiscounted cash flows and measures the impairment loss based on the difference between the carrying amount and fair value. Long-lived assets held for sale are reported at the lower of cost or fair value less costs to sell.

Other Assets

Other assets consist primarily of debt issuance costs, a cost method investment and other miscellaneous items. Debt issuance costs are generally amortized using the effective interest method over the term of the debt. The amortization is included in interest expense in the accompanying consolidated statements of operations.

Derivatives

Derivative financial instruments are used to manage the Company’s interest rate exposure. The Company does not enter into financial instruments for speculative purposes. Derivative financial instruments are accounted for and measured at fair value and recorded on the balance sheet. For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same line item associated with the forecasted transaction in the same period or periods during which the hedged transaction affects earnings (for example, in “interest expense” when the hedged transactions are interest cash flows associated with floating-rate debt). The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in interest expense in current earnings during the period of change.

Equity Compensation

Compensation expense related to the Company’s equity awards is generally recognized on a straight-line basis over the requisite service period. For awards subject to vesting based on performance conditions, however, compensation expense is recognized under the accelerated method. The fair value of the equity awards is determined by use of a Black-Scholes model and assumptions as to expected term, expected volatility, expected dividends and the risk free rate.

Revenue Recognition

The Company generates virtually all of its revenue by providing solutions that automate and simplify business and administrative functions for payers, providers and pharmacies, generally on either a per transaction, per document, per communication or per member per month basis or, in some cases, on a monthly flat fee, contingent fee or hourly basis.

Revenue for transaction-related services, payment services, patient statements and consulting services are recognized as the services are provided. Postage fees related to the Company’s payment services and patient statement volumes are recorded on a gross basis. Revenue for our government eligibility and enrollment and accounts receivable management services generally are recognized at the time that our provider customer receives notice from the payer of a pending payment.

Cash receipts or billings in advance of revenue recognition are recorded as deferred revenues in the accompanying consolidated balance sheets.

The Company excludes sales and use tax from revenue in the accompanying consolidated statements of operations.

Income Taxes

The Company records deferred income taxes for the tax effect of differences between book and tax bases of its assets and liabilities, as well as differences relating to the timing of recognition of income and expenses.

Deferred income taxes reflect the available net operating losses and the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Realization of the future tax benefits related to deferred tax assets is dependent on many factors, including the Company’s past earnings history, expected future earnings, the character and jurisdiction of such earnings, unsettled circumstances that, if unfavorably resolved, would adversely affect utilization of its deferred tax assets, carryback and carryforward periods and tax strategies that could potentially enhance the likelihood of realization of a deferred tax asset.

The Company recognizes tax benefits for uncertain tax positions at the time the Company concludes that the tax position, based solely on its technical merits, is more likely than not to be sustained upon examination. The benefit, if any, is measured as the largest amount of benefit, determined on a cumulative probability basis that is more likely than not to be realized upon ultimate settlement. Tax positions failing to qualify for initial recognition are recognized in the first subsequent interim period that they meet the more likely than not standard, are resolved through negotiation or litigation with the taxing authority or on expiration of the statute of limitations.

Tax Receivable Agreement Obligations

In connection with the IPO, the Company entered into tax receivable agreements which obligated the Company to make payments to certain current and former owners of the Company, including affiliates of General Atlantic LLC (“General Atlantic”), H&F and certain members of management, equal to 85% of the applicable cash savings that the Company realizes as a result of tax attributes arising from certain previous transactions, including the 2011 Transactions. In connection with the 2011 Transactions, General Atlantic assigned its rights under the tax receivable agreements to affiliates of Blackstone (Blackstone, together with H&F and certain current and former members of management, are hereinafter sometimes referred to collectively as the “TRA Members”).

Prior to the Merger, the Company’s balance sheet reflected these obligations at the amount that was both probable and reasonably estimable. In connection with the Merger, the tax receivable agreement obligations were adjusted to their fair value. The fair value of the obligations at the time of the Merger is being accreted to the amount of the gross expected obligations using the interest method. Changes in the amount of these obligations resulting from changes to either the timing or amount of cash flows are recognized in the period of change and measured using the discount rate inherent in the initial fair value of the obligations. The accretion of these obligations is classified as a separate caption in the accompanying consolidated statements of operations.

Recent Accounting Pronouncements

On January 1, 2010, the Company adopted the clarification and additional disclosure provisions of FASB ASU No. 2010-06, an update to FASB ASC Fair Value Measurements and Disclosures Topic. Effective January 1, 2011, the Company adopted the remaining provisions of this update with respect to the separate disclosure of purchases, sales, issuances and settlements relating to Level 3 fair value measurements. This update clarifies that companies must provide fair value measurement disclosures for each class of assets and liabilities and expands the requirements to include disclosure of amounts and reasons for transfers among different levels within the fair value hierarchy and information within a reconciliation about purchases, sales, issuances and settlements on a gross basis. The adoption of this update had no material impact on the Company’s consolidated financial statements. The disclosures required by this update are presented within Note 11 to the consolidated financial statements.

On December 31, 2010, the Company early adopted the clarification and additional disclosure provisions of FASB ASU No. 2010-29, an update to FASB ASC Business Combination Topic. This update, which is applicable to public entities, clarifies that required pro forma financial information should be presented with an assumption that any current period acquisition occurred as of the beginning of the comparable prior annual reporting period only. Additionally, this update expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The adoption of the clarification and additional disclosure provisions of this update had no material impact on the Company’s consolidated financial statements. The disclosures required by this update are presented within Note 4 to the consolidated financial statements.

On January 1, 2011, the Company adopted FASB ASU No. 2009-13, an update to FASB ASC Revenue Recognition Topic, which amends existing accounting standards for revenue recognition for multiple-element arrangements. To the extent a deliverable within a multiple-element arrangement is not accounted for pursuant to other accounting standards, the update establishes a selling price hierarchy that allows for the use of an estimated selling price to determine the allocation of arrangement consideration to a deliverable in a multiple-element arrangement where neither vendor-specific objective evidence nor third-party evidence is available for that deliverable. The adoption of this update had no material effect on the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-04, an update to FASB ASC Fair Value Measurements Topic, which clarifies the intent of the FASB regarding existing requirements, changes certain principles for measuring fair value and expands the disclosure requirements related to fair value measurements. Specifically, this update expands the restriction on the use of block discounts to all fair value measurements and provides conditions which must be satisfied prior to the application of other premiums and discounts (e.g., control premiums and discounts for lack of marketability) to fair value measurements. Additionally, this update requires the disclosure of quantitative information about significant unobservable inputs, the valuation processes in place for Level 3 measurements, the sensitivity of fair value measurements to changes in unobservable inputs, the hierarchy classification for assets and liabilities whose fair value is disclosed only in footnotes, any transfers between Level 1 and Level 2 of the fair value hierarchy and the reason nonfinancial assets measured at fair value are being used in a manner that differs from the highest and best use. This update becomes effective in periods beginning after December 15, 2011 and is required to be adopted prospectively. Early adoption is not permitted. The Company is currently evaluating the impact that the pending adoption will have on the Company’s fair value measurements and related disclosures in its consolidated financial statements.

On October 1, 2011, the Company adopted FASB ASU No. 2011-08, an update to FASB ASC Intangibles — Goodwill and Other Topic, which amends the existing accounting standards related to the method of assessing goodwill for potential impairment. Specifically, this update limits the requirement for a company to perform a quantitative goodwill impairment test to situations in which management believes it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The adoption of this update had no material effect on the Company’s consolidated financial statements.

On December 31, 2011, Company retroactively adopted FASB ASU No. 2011-05, an update to FASB ASC Comprehensive Income Topic, which amends the existing accounting standards related to the presentation of comprehensive income in a company’s financial statements. This update requires that all non-owner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two statement approach, the first statement would present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income and the total of comprehensive income. Under either presentation alternative, reclassification adjustments and the effect of those adjustments on net income and other comprehensive income must be presented in the respective statement or statements, as applicable. The Company elected to add a separate statement of comprehensive income (loss) in the accompanying consolidated financial statements to comply with this update; however, the adoption of the provisions of this update had no material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-12, which defers the effective date for the requirement to present reclassification adjustments for each component of accumulated other comprehensive income in both income and other comprehensive income on the face of the financial statements. The Company does not expect the adoption of this update to have a material impact on the Company’s consolidated financial statements.

Concentration of Credit Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Concentration of Credit Risk [Abstract]
Concentration of Credit Risk

3. Concentration of Credit Risk

The Company’s revenue is primarily generated in the United States. Changes in economic conditions, government regulations or demographic trends, among other matters, in the United States could adversely affect the Company’s revenue and results of operations.

The Company maintains its cash and cash equivalent balances in either insured depository accounts or money market mutual funds. The money market mutual funds are limited to investments in low-risk securities such as United States or government agency obligations, or repurchase agreements secured by such securities.

3. Concentration of Credit Risk

The Company’s revenue is primarily generated in the United States. Changes in economic conditions, government regulations or demographic trends, among other matters, in the United States could adversely affect the Company’s revenue and results of operations.

The Company maintains its cash and cash equivalent balances in either insured depository accounts or money market mutual funds. The money market mutual funds are limited to investments in low-risk securities such as United States or government agency obligations, or repurchase agreements secured by such securities.

Business Combinations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Business Combinations

4. Business Combinations

The preliminary values of the consideration transferred and the liabilities assumed in the Merger, including the related deferred tax effects, are subject to change based on the receipt of a final valuation of the Company’s tax receivable agreement obligations.

4. Business Combinations

The Merger

On November 2, 2011, Merger Sub merged with and into the Company with the Company surviving the Merger. The Merger was accounted for as a reverse acquisition, and as such, the Company’s assets and liabilities have been adjusted to their fair values as of the Merger date.

In connection with the 2011 Transactions, General Atlantic assigned its rights under the tax receivable agreements to affiliates of Blackstone. This assignment did not affect the Company’s overall payment obligations under the tax receivable agreements; however, because this assignment involved a transaction among owners apart from the consideration transferred for the shares of the Predecessor, the Company reduced the gross consideration transferred in the Merger by $64,891, the fair value of these rights assigned to affiliates of Blackstone.

Predecessor Acquisitions

In January 2010, the Company acquired all of the voting interest of FutureVision Investment Group, L.L.C. and substantially all of the assets of two related companies, FVTech, Inc. and FVTech Arizona, Inc. (collectively, “FVTech”). FVTech is a provider of outsourced services specializing in electronic data conversion and information management solutions.

In March 2010, the Company acquired Healthcare Technology Management Services, Inc. (“HTMS”), a management consulting company focused primarily on the healthcare payer market.

In June 2010, the Company acquired all of the equity interests of Chapin Revenue Cycle Management, LLC (“Chapin”), a technology-enabled provider of accounts receivable denial and recovery services.

In October 2010, the Company acquired all of the equity interests of Chamberlin Edmonds Holdings Inc. and Chamberlin Edmonds & Associates, Inc. (collectively, “CEA”), a technology-enabled provider of government program eligibility and enrollment services.

In May 2011, the Company acquired all of the equity interests of EquiClaim, LLC (“EquiClaim”), a technology-enabled provider of healthcare audit and recovery solutions.

The following table summarizes certain information related to these acquisitions. The preliminary values of the consideration transferred and the liabilities assumed in the Merger, including the related deferred tax effects, are subject to change based on the receipt of a final valuation of the Company’s tax receivable agreement obligations.

	Successor	Predecessor
	Merger	FVTech	HTMS	Chapin	CEA	EquiClaim
Total Consideration Fair Value at Acquisition Date:
Cash paid at closing	$1,932,852	$20,005	$7,841	$16,096	$209,520	$39,758
Parent common stock fair value	245,000	—	—	—	—	—
Parent options fair value	4,125	—	—	—	—	—
Class A common stock fair value	—	—	2,263	2,554	—	—
Estimated contingent consideration	—	13,850	8,230	3,885	2,364	—
Other	—	303	409	398	85	(350)

	$2,181,977	$34,158	$18,743	$22,933	$211,969	$39,408

Allocation of the Consideration Transferred:
Cash	$206,376	$372	$1,029	$62	$533	$—
Accounts receivable	175,514	1,736	3,270	1,322	14,412	1,983
Deferred income tax assets	2,640	—	—	—	—	—
Prepaid expenses and other current assets	20,226	35	—	46	4,583	74
Property and equipment	278,122	18,423	—	3,065	26,371	2,331
Other assets	4,205	29	—	12	91	—
Identifiable intangible assets:
Tradename	156,000	160	190	50	3,570	160
Noncompetition agreements	11,500	—	3,150	3,350	1,560	100
Customer relationships	1,623,000	560	—	4,640	77,710	14,030
Data sublicense	31,000	—	—	—	—	—
Backlog	19,000	—	1,630	—	16,820	3,680
Goodwill	1,470,216	14,038	12,414	10,895	167,153	18,079
Accounts payable	(12,346)	(338)	(1,786)	(146)	(4,198)	(98)
Accrued expenses	(149,480)	(550)	(1,050)	(363)	(13,674)	(931)
Deferred revenues	(4,340)	—	—	—	—	—
Current maturities of long-term debt	(11,861)	—	(104)	—	(2,850)	—
Long-term debt	(960,936)	—	—	—	(32,300)	—
Deferred income tax liabilities	(531,813)	—	—	—	(46,980)	—
Tax receivable obligations to related parties	(137,058)	—	—	—	—	—
Other long-term liabilities	(7,988)	(307)	—	—	(832)	—

Total consideration transferred	$2,181,977	$34,158	$18,743	$22,933	$211,969	$39,408

Acquisition costs in sales, marketing, general and administrative expense:
For the period from January 1, 2011 to November 1, 2011	$—	$—	$—	$—	$—	$351
For the year ended December 31, 2010	$—	$143	$184	$246	$758	$—

	Successor	Predecessor
	Merger	FVTech	HTMS	Chapin	CEA	EquiClaim
Other Information:
Total consideration Parent common stock (in shares)	245,000	—	—	—	—	—
Total consideration Class A common stock (in shares)	—	—	152,532	209,026	—	—
Gross contractual accounts receivable	$181,398	$1,774	$3,286	$1,720	$15,873	$2,094
Amount not expected to be collected	$5,884	$38	$16	$398	$1,461	$111
Goodwill expected to be deductible for tax purposes	$—	$18,834	$9,339	$18,020	$—	$39,483

Contingent Consideration Information:
Contingent consideration range	N/A	$0 - 40,000	$0 - 14,000	Maximum of 627,080 shares of Class A common stock	N/A	N/A
Remaining performance period applicable	N/A	2012	2012	N/A	N/A	N/A
Type of measurement	N/A	Level 3	Level 3	Level 3	Level 3	N/A
Key assumptions at the acquisition date:
Discount rate	N/A	11.60%	20.50%	N/A	12.60%	N/A
Expected performance	N/A	$1,500 - 27,000	90% probability	20% to 70% probability	N/A	N/A
Class A common stock price	N/A	N/A	N/A	$13.28	N/A	N/A
Marketability discount	N/A	N/A	N/A	8%	N/A	N/A

Increase (decrease) to net income:
Period from November 2, 2011 to December 31, 2011	$—	$2,690	$3,100	$—	$—	$—
Period from January 1, 2011 to November 1, 2011	$—	$4,480	$3,650	$—	$(59)	$—
Year ended December 31, 2010	$—	$6,680	$1,480	$1,134	$—	$—

The Company recognizes goodwill attributable to the assembled workforce and expected synergies among the operations of the acquired entities and the Company’s existing operations.

In November 2011, the Company paid cash of $2,800 in full satisfaction of the former Chapin equityholders contingent right to receive Emdeon Class A common stock.

Pro Forma Information

The following represents the unaudited pro forma results of consolidated operations as if the Merger had been reflected in the operating results beginning January 1, 2010, the CEA acquisition had been reflected in the operating results beginning January 1, 2009 and the eRx acquisition had been included in the operating results beginning January 1, 2008.

	Pro Forma Year Ended December 31,
	2011	2010	2009
Revenues	$1,121,950	$1,066,623	$1,013,580

Net income (loss) attributable to Emdeon Inc.	$(61,518)	$(70,665)	$2,417

The supplemental pro forma earnings for the years ended December 31, 2011, 2010 and 2009 were adjusted to exclude the following:

	Pro Forma Year Ended December 31,
	2011	2010	2009
2011 Transactions related costs	$84,482	$—	$—
Acquisition costs related to CEA	$—	$758	$218
Transaction related fees paid upon closing of the CEA acquisition	$—	$5,375	$—

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
Property and Equipment

5. Property and Equipment

Property and equipment as of December 31, 2011 and 2010, consists of the following:

	Successor	Predecessor
	2011	2010
Computer equipment	$30,950	$62,239
Production equipment	18,910	27,216
Office equipment, furniture and fixtures	11,212	18,975
Software	28,881	87,727
Technology	148,764	145,888
Leasehold improvements	20,514	24,278
Construction in process	29,027	23,963

	288,258	390,286

Less accumulated depreciation	(10,168)	(158,979)

Property and equipment, net	$278,090	$231,307

Depreciation expense was $10,168, $51,878, $51,596 and $42,231 for the periods from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010, and 2009, respectively.

Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets

5. Goodwill and Intangible Assets

Goodwill activity during the three months ended March 31, 2012 was as follows:

	Payer	Provider	Pharmacy	Total
Balance at December 31, 2011	$518,156	$775,931	$176,129	$1,470,216
Changes in preliminary purchase price allocation	(51)	(34)	(11)	(96)

Balance at March 31, 2012	$518,105	$775,897	$176,118	$1,470,120

Intangible assets subject to amortization as of March 31, 2012 consist of the following:

	Weighted Average Remaining Life	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	19.4	$1,623,000	$(34,146)	$1,588,854
Trade names	19.6	156,000	(3,250)	152,750
Non-compete agreements	4.6	11,500	(958)	10,542
Data sublicense agreement	5.5	31,000	(2,182)	28,818
Backlog	0.9	19,000	(5,972)	13,028

Total		$1,840,500	$(46,508)	$1,793,992

Amortization expense was $27,905 and $22,833 for the three months ended March 31, 2012 and 2011, respectively. Aggregate future amortization expense for intangible assets is estimated to be:

2012 (remainder)	$82,882
2013	100,398
2014	97,287
2015	97,287
2016	96,904
Thereafter	1,319,234

$1,793,992

6. Goodwill and Intangible Assets

The following tables presents the changes in the carrying amount of goodwill for the indicated periods.

	Payer	Provider	Pharmacy	Total
Balance at December 31, 2009 (Predecessor)	$303,650	$315,647	$83,730	$703,027
Acquisitions	18,451	186,580	—	205,031
Other	—	—	252	252

Balance at December 31, 2010 (Predecessor)	322,101	502,227	83,982	908,310
Acquisitions	18,079	—	—	18,079
Other	—	(825)	—	(825)

Balance at November 1, 2011 (Predecessor)	340,180	501,402	83,982	925,564
Eliminate Predecessor goodwill	(340,180)	(501,402)	(83,982)	(925,564)
Record Successor goodwill	518,156	775,931	176,129	1,470,216

Balance at December 31, 2011 (Successor)	$518,156	$775,931	$176,129	$1,470,216

Intangible assets subject to amortization as of December 31, 2011 consist of the following:

	Weighted Average Remaining Life	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	19.6	$1,623,000	$(13,658)	$1,609,342
Tradenames	19.8	156,000	(1,300)	154,700
Data sublicense agreement	5.8	31,000	(873)	30,127
Non-compete agreements	4.8	11,500	(383)	11,117
Backlog	1.2	19,000	(2,389)	16,611

Total		$1,840,500	$(18,603)	$1,821,897

Amortization expense was $18,603, $76,883, $73,125 and $63,089 for the periods from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively. Aggregate future amortization expense for intangible assets is estimated to be:

2012	$110,787
2013	100,398
2014	97,287
2015	97,287
2016	96,904
Thereafter	1,319,234

$1,821,897

Debt Issuance Costs	12 Months Ended
Dec. 31, 2011
Debt Issuance Costs/Long-Term Debt [Abstract]
Debt Issuance Costs

7. Debt Issuance Costs

As of December 31, 2011 and 2010, the total unamortized debt issuance costs were $35,214 and $1,204, respectively, and are included in other assets in the accompanying consolidated balance sheets.

Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accrued Expenses [Abstract]
Accrued Expenses

8. Accrued Expenses

Accrued expenses as of December 31, 2011 and 2010 consist of the following:

	Successor	Predecessor
	2011	2010
Customer deposits	$27,383	$26,840
Accrued compensation	16,257	15,530
Accrued rebates	6,187	5,394
Accrued telecommunications	3,676	2,677
Accrued outside services	10,367	7,698
Accrued insurance	3,237	2,003
Accrued income, sales and other taxes	4,505	2,578
Accrued interest	15,317	885
Interest rate swap agreement	—	10,738
Accrued liabilities for purchases of property and equipment	5,841	6,497
Current portion of tax receivable agreement obligations to related parties	374	3,746
Pass-through payments	20,704	9,218
Other accrued liabilities	18,289	18,441

	$132,137	$112,245

Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debt Issuance Costs/Long-Term Debt [Abstract]
Long-Term Debt

6. Long-Term Debt

In connection with the 2011 Transactions, the Company incurred substantial new indebtedness comprised of a senior secured term loan facility (the “Term Loan Facility”), a revolving credit facility (the “Revolving Facility”; together with the Term Loan Facility, the “Senior Credit Facilities”), 11.00% Senior Notes due 2019 (the “2019 Notes”) and 11.25% Senior Notes due 2020 (the “2020 Notes”; together with the 2019 Notes, the “Senior Notes”).

Long-term debt as of March 31, 2012 and December 31, 2011, consisted of the following:

	March 31,	December 31,
	2012	2011
Senior Credit Facilities
$1,224 million Senior Secured Term Loan facility, due November 2, 2018, net of unamortized discount of $37,036 and $38,160 at March 31, 2012 and December 31, 2011, respectively (effective interest rate of 7.79% at March 31, 2012)	$1,183,904	$1,185,840
$125 million Senior Secured Revolving Credit facility, expiring on November 2, 2016 and bearing interest at a variable base rate plus a spread rate	—	15,000
Senior Notes
$375 million 11% Senior Notes due December 31, 2019, net of unamortized discount of $9,077 and $9,257 at March 31, 2012 and December 31, 2011, respectively (effective interest rate of 11.53% at March 31, 2012)	365,923	365,743
$375 million 11.25% Senior Notes due December 31, 2020, net of unamortized discount of $10,957 and $11,134 at March 31, 2012 and December 31, 2011, respectively (effective interest rate of 11.86% at March 31, 2012)	364,043	363,866
Obligation under data sublicense agreement	30,659	30,659
Less current portion	(16,034)	(16,034)

Long-term debt	$1,928,495	$1,945,074

Senior Credit Facilities

The credit agreement governing the Senior Credit Facilities (the “Senior Credit Agreement”) provides that, subject to certain conditions, the Company may request additional tranches of term loans, increase commitments under the Revolving Facility or the Term Loan Facility or add one or more incremental revolving credit facility tranches (provided that the revolving credit commitments outstanding at any time have no more than three different maturity dates) in an aggregate amount not to exceed (a) $300,000 plus (b) an unlimited amount at any time, subject to compliance on a pro forma basis with a first lien net leverage ratio of no greater than 4.00:1.00. Availability of such additional tranches of term loans or revolving credit facilities and/or increased commitments is subject to, among other conditions, the absence of any default under the Senior Credit Agreement and the receipt of commitments by existing or additional financial institutions. Proceeds of the Revolving Facility, including up to $30,000 in the form of borrowings on same-day notice, referred to as swingline loans, and up to $50,000 in the form of letters of credits, are available to provide financing for working capital and general corporate purposes.

Borrowings under the Senior Credit Facilities bear interest at an annual rate equal to an applicable margin plus, at the Company’s option, either (a) a base rate determined by reference to the highest of (i) the applicable prime rate (ii) the federal funds rate plus 0.50% and (iii) a LIBOR rate determined by reference to the costs of funds for U.S. dollar deposits for an interest period of one month, adjusted for certain additional costs, plus 1.00% or (b) a LIBOR rate determined by reference to the costs of funds for U.S. dollar deposits for the interest period relevant to such borrowing, adjusted for certain additional costs, which, in the case of the Term Loan Facility only, shall be no less than 1.25%. During the three months ended March 31, 2012, the applicable margin for the Term Loan Facility was 4.50% for base rate borrowings and 5.50% for LIBOR borrowings. During the three months ended March 31, 2012, the applicable margin for the Revolving Facility was 4.25% for base rate borrowings and 5.25% for LIBOR borrowings. The applicable margin for the Revolving Facility is subject to a 0.25% step-down based on the Company’s first lien net leverage ratio at the end of each fiscal quarter.

In addition to paying interest on outstanding principal under the Senior Credit Facilities, the Company is required to pay customary agency fees, letter of credit fees and a 0.50% commitment fee in respect of the unutilized commitments under the Revolving Facility.

The Senior Credit Agreement requires that the Company prepay outstanding loans under the Term Loan Facility, subject to certain exceptions, with (a) 100% of the net cash proceeds of any incurrence of debt other than debt permitted under the Senior Credit Agreement, (b) commencing with the fiscal year ended December 31, 2012, 50% (which percentage will be reduced to 25% and 0% based on the Company’s first lien net leverage ratio) of the Company’s annual excess cash flow and (c) 100% of the net cash proceeds of certain asset sales and casualty and condemnation events, subject to reinvestment rights and certain other exceptions.

The Company may voluntarily prepay outstanding loans under the Senior Credit Facilities at any time without premium or penalty other than breakage costs with respect to LIBOR loans; provided, however, that if on or prior to the anniversary of any repricing transaction, the Company prepays any loans under the Term Loan Facility in connection with a repricing transaction, the Company must pay a prepayment premium of 1.00% of the aggregate principal amount of the loans so prepaid.

The Company is required to make quarterly payments equal to 0.25% of the original principal amount of the loans under the Term Loan Facility, with the balance due and payable on November 2, 2018. Any principal amount outstanding under the Revolving Facility is due and payable on November 2, 2016.

Certain of the Company’s U.S. wholly-owned restricted subsidiaries, together with the Company, are co-borrowers and jointly and severally liable for all obligations under the Senior Credit Facilities. Such obligations of the co-borrowers are unconditionally guaranteed by Beagle Intermediate Holdings, Inc (a direct wholly-owned subsidiary of Parent), the Company and each of its existing and future U.S. wholly-owned restricted subsidiaries (with certain exceptions including immaterial subsidiaries). These obligations are secured by a perfected security interest in substantially all of the assets of the co-borrowers and guarantors now owned or later acquired, including a pledge of all of the capital stock of the Company and its U.S. wholly-owned restricted subsidiaries and 65% of the capital stock of its foreign restricted subsidiaries, subject in each case to the exclusion of certain assets and additional exceptions.

The Senior Credit Agreement requires the Company to comply with maximum first lien net leverage ratio and consolidated cash interest coverage ratio financial maintenance covenants, to be tested on the last day of each fiscal quarter beginning with the quarter ended March 31, 2012. A breach of these covenants is subject to certain equity cure rights. In addition, the Senior Credit Facilities contain a number of negative covenants that, among other things and subject to certain exceptions, restrict the Company’s ability and the ability of its subsidiaries to:

•	incur additional indebtedness or guarantees;
•	incur liens;
•	make investments, loans and acquisitions;
•	consolidate or merge;
•	sell assets, including capital stock of subsidiaries;
•	pay dividends on capital stock or redeem, repurchase or retire capital stock of the Company or any restricted subsidiary;
•	alter the business of the Company;
•	amend, prepay, redeem or purchase subordinated debt;
•	engage in transactions with affiliates; and
•	enter into agreements limiting dividends and distributions of certain subsidiaries.

The Senior Credit Agreement also contains certain customary representations and warranties, affirmative covenants and provisions relating to events of default (including upon change of control).

In April 2012, the Company amended the Senior Credit Agreement to reprice the Senior Credit Facilities and borrow $80,000 of additional term loans (See Note 17).

Senior Notes

The 2019 Notes bear interest at an annual rate of 11.00% with interest payable semi-annually on June 30 and December 31 of each year, commencing on June 30, 2012. The 2019 Notes mature on December 31, 2019. The 2020 Notes bear interest at an annual rate of 11.25% with interest payable quarterly on March 31, June 30, September 30 and December 31 of each year, commencing on March 31, 2012. The 2020 Notes mature on December 31, 2020.

The Company may redeem the 2019 Notes, the 2020 Notes or both, in whole or in part, at any time on or after December 31, 2015 at the applicable redemption price, plus accrued and unpaid interest. In addition, at any time prior to December 31, 2014, the Company may, at its option and on one or more occasions, redeem up to 35% of the aggregate principal amount of the 2019 Notes or the 2020 Notes, at a redemption price equal to 100% of the aggregate principal amount, plus a premium equal to the stated interest rate on the 2019 Notes or the 2020 Notes, respectively, plus accrued and unpaid interest with the net cash proceeds of certain equity offerings; provided that at least 50% of the sum of the aggregate principal amount of the 2019 Notes or 2020 Notes, respectively, originally issued (including any additional notes) remain outstanding immediately after such redemption and the redemption occurs within 180 days of the equity offering. At any time prior to December 31, 2015, the Company may redeem the 2019 Notes, the 2020 Notes or both, in whole or in part, at its option and on one or more occasions, at a redemption price equal to 100% of the principal amount, plus an applicable premium and accrued and unpaid interest.

The Senior Notes are senior unsecured obligations and rank equally in right of payment with all of the Company’s existing and future indebtedness and senior in right of payment to all of its existing and future subordinated indebtedness. The Company’s obligations under the Senior Notes are guaranteed on a senior basis by all of its existing and subsequently acquired or organized wholly-owned U.S. restricted subsidiaries that guarantee the Senior Credit Facilities or its other indebtedness or indebtedness of any affiliate guarantor. The Senior Notes and the related guarantees are effectively subordinated to the Company’s existing and future secured obligations and that of its affiliate guarantors to the extent of the value of the collateral securing such obligations, and are structurally subordinated to all existing and future indebtedness and other liabilities of any of the Company’s subsidiaries that do not guarantee the Senior Notes.

If the Company experiences specific kinds of changes in control, it must offer to purchase the Senior Notes at a purchase price equal to 101% of the principal amount, plus accrued and unpaid interest. The indentures governing the Senior Notes (the “Indentures”) contain customary covenants that restrict the ability of the Company and its restricted subsidiaries to:

•	pay dividends on capital stock or redeem, repurchase or retire capital stock;
•	incur additional indebtedness or issue certain capital stock;
•	incur certain liens;
•	make investments, loans, advances and acquisitions;
•	consolidate, merge or transfer all or substantially all of their assets and the assets of their subsidiaries;
•	prepay subordinated debt;
•	engage in certain transactions with affiliates; and
•	enter into agreements restricting the subsidiaries’ ability to pay dividends.

The Indentures also contain certain customary affirmative covenants and events of default.

Obligation Under Data Sublicense Agreement

In October 2009 and April 2010, the Company acquired certain additional rights to specified uses of its data from the former owner of the Company’s business, in order to broaden the Company’s ability to pursue business intelligence and data analytics solutions for payers and providers. The Company previously licensed exclusive rights to this data to the former owner of the Company’s business. In connection with these data rights acquisitions, the Company recorded amortizable intangible assets and corresponding obligations at inception based on the present value of the scheduled annual payments through 2018, which totaled $65,000 in the aggregate (approximately $45,000 remained payable at March 31, 2012). In connection with the Merger, the Company was required to adjust this obligation to its fair value.

9. Long-Term Debt

In connection with the 2011 Transactions, the Company incurred substantial new indebtedness comprised of a senior secured term loan facility (the “Term Loan Facility”), a revolving credit facility (the “Revolving Facility”; together with the Term Loan Facility, the “Senior Credit Facilities”), 11.00% Senior Notes due 2019 (the “2019 Notes”) and 11.25% Senior Notes due 2020 (the “2020 Notes”; together with the 2019 Notes, the “Senior Notes”).

Long-term debt as of December 31, 2011 and 2010 consisted of the following:

	Successor	Predecessor
	2011	2010
Senior Credit Facilities
$1,224 million Senior Secured Term Loan facility, due November 2, 2018, net of unamortized discount of $38,160 at December 31, 2011 (effective interest rate of 7.79% at December 31, 2011)	$1,185,840	$—
$125 million Senior Secured Revolving Credit facility, expiring on November 2, 2016 and bearing interest at a variable base rate plus a spread rate	15,000	—
Senior Notes
$375 million 11% Senior Notes due December 31, 2019, net of unamortized discount of $9,257 at December 31, 2011 (effective interest rate of 11.53% at December 31, 2011)	365,743	—
$375 million 11.25% Senior Notes due December 31, 2020, net of unamortized discount of $11,134 at December 31, 2011 (effective interest rate of 11.86% at December 31, 2011)	363,866	—
Obligation under data sublicense agreement	30,659	40,323
Prior Credit Facilities
$755 million First Lien Term Loan facility, due November 16, 2013, net of unamortized discount of $28,628 at December 31, 2010	—	650,172
$170 million Second Lien Term Loan facility, due May 16, 2014, net of unamortized discount of $12,136 at December 31, 2010	—	157,864
$100 million Incremental Borrowing on First Lien Term Loan facility, due November 16, 2013, net of unamortized discount of $1,866 at December 31, 2010	—	97,884
Less current portion	(16,034)	(12,494)

Long-term debt	$1,945,074	$933,749

Senior Credit Facilities

The credit agreement governing the Senior Credit Facilities (the “Senior Credit Agreement”) provides that, subject to certain conditions, the Company may request additional tranches of term loans, increase commitments under the Revolving Facility or the Term Loan Facility or add one or more incremental revolving credit facility tranches (provided that the revolving credit commitments outstanding at any time have no more than three different maturity dates) in an aggregate amount not to exceed (a) $300,000 plus (b) an unlimited amount at any time, subject to compliance on a pro forma basis with a first lien net leverage ratio of no greater than 4.00:1.00. Availability of such additional tranches of term loans or revolving credit facilities and/or increased commitments is subject to, among other conditions, the absence of any default under the Senior Credit Agreement and the receipt of commitments by existing or additional financial institutions. Proceeds of the Revolving Facility, including up to $30,000 in the form of borrowings on same-day notice, referred to as swingline loans, and up to $50,000 in the form of letters of credit, are available to provide financing for working capital and general corporate purposes.

Borrowings under the Senior Credit Facilities bear interest at an annual rate equal to an applicable margin plus, at the Company’s option, either (a) a base rate determined by reference to the highest of (i) the applicable prime rate (ii) the federal funds rate plus 0.50% and (iii) a LIBOR rate determined by reference to the costs of funds for U.S. dollar deposits for an interest period of one month, adjusted for certain additional costs, plus 1.00% or (b) a LIBOR rate determined by reference to the costs of funds for U.S. dollar deposits for the interest period relevant to such borrowing, adjusted for certain additional costs, which, in the case of the Term Loan Facility only, shall be no less than 1.25%. The applicable margin for the Term Loan Facility is 4.50% for base rate borrowings and 5.50% for LIBOR borrowings. The applicable margin for the Revolving Facility is 4.25% for base rate borrowings and 5.25% for LIBOR borrowings. The applicable margin for the Revolving Facility is subject to a 0.25% step-down based on the Company’s first lien net leverage ratio at the end of each fiscal quarter.

In addition to paying interest on outstanding principal under the Senior Credit Facilities, the Company is required to pay customary agency fees, letter of credit fees and a 0.50% commitment fee in respect of the unutilized commitments under the Revolving Facility.

The Senior Credit Agreement requires that the Company prepay outstanding loans under the Term Loan Facility, subject to certain exceptions, with (a) 100% of the net cash proceeds of any incurrence of debt other than debt permitted under the Senior Credit Agreement, (b) commencing with the fiscal year ended December 31, 2012, 50% (which percentage will be reduced to 25% and 0% based on the Company’s first lien net leverage ratio) of the Company’s annual excess cash flow and (c) 100% of the net cash proceeds of certain asset sales and casualty and condemnation events, subject to reinvestment rights and certain other exceptions.

The Company may voluntarily prepay outstanding loans under the Senior Credit Facilities at any time without premium or penalty other than breakage costs with respect to LIBOR loans, provided, however, that if on or prior to November 2, 2012 the Company prepays any loans under the Term Loan Facility in connection with a repricing transaction, the Company must pay a prepayment premium of 1.00% of the aggregate principal amount of the loans so prepaid.

The Company is required to make quarterly payments equal to 0.25% of the original principal amount of the loans under the Term Loan Facility, with the balance due and payable on November 2, 2018. Any principal amount outstanding under the Revolving Facility is due and payable on November 2, 2016.

Certain of the Company’s U.S. wholly-owned restricted subsidiaries, together with the Company, are co-borrowers and jointly and severally liable for all obligations under the Senior Credit Facilities. Such obligations of the co-borrowers are unconditionally guaranteed by Beagle Intermediate Holdings, Inc (a direct wholly-owned subsidiary of Parent), the Company and each of its existing and future U.S. wholly-owned restricted subsidiaries (with certain exceptions including immaterial subsidiaries). These obligations are secured by a perfected security interest in substantially all of the assets of the co-borrowers and guarantors now owned or later acquired, including a pledge of all of the capital stock of the Company and its U.S. wholly-owned restricted subsidiaries and 65% of the capital stock of its foreign restricted subsidiaries, subject in each case to the exclusion of certain assets and additional exceptions.

The Senior Credit Agreement requires the Company to comply with maximum first lien net leverage ratio and consolidated cash interest coverage ratio financial maintenance covenants, to be tested on the last day of each fiscal quarter beginning with the quarter ending March 31, 2012. A breach of these covenants is subject to certain equity cure rights. In addition, the Senior Credit Facilities contain a number of negative covenants that, among other things and subject to certain exceptions, restrict the Company’s ability and the ability of its subsidiaries to:

•	incur additional indebtedness or guarantees;
•	incur liens;
•	make investments, loans and acquisitions;
•	consolidate or merge;
•	sell assets, including capital stock of subsidiaries;
•	pay dividends on capital stock or redeem, repurchase or retire capital stock of the Company or any restricted subsidiary;
•	alter the business of the Company;
•	amend, prepay, redeem or purchase subordinated debt;
•	engage in transactions with affiliates; and
•	enter into agreements limiting dividends and distributions of certain subsidiaries.

The Senior Credit Agreement also contains certain customary representations and warranties, affirmative covenants and provisions relating to events of default (including upon change of control).

Senior Notes

The 2019 Notes bear interest at an annual rate of 11.00% with interest payable semi-annually on June 30 and December 31 of each year, commencing on June 30, 2012. The 2019 Notes mature on December 31, 2019. The 2020 Notes bear interest at an annual rate of 11.25% with interest payable quarterly on March 31, June 30, September 30 and December 31 of each year, commencing on March 31, 2012. The 2020 Notes mature on December 31, 2020.

The Company may redeem the 2019 Notes, the 2020 Notes or both, in whole or in part, at any time on or after December 31, 2015 at the applicable redemption price, plus accrued and unpaid interest. In addition, at any time prior to December 31, 2014, the Company may, at its option and on one or more occasions, redeem up to 35% of the aggregate principal amount of the 2019 Notes or the 2020 Notes, at a redemption price equal to 100% of the aggregate principal amount, plus a premium equal to the stated interest rate on the 2019 Notes or the 2020 Notes, respectively, plus accrued and unpaid interest with the net cash proceeds of certain equity offerings; provided that at least 50% of the sum of the aggregate principal amount of the 2019 Notes or 2020 Notes, respectively, originally issued (including any additional notes) remain outstanding immediately after such redemption and the redemption occurs within 180 days of the equity offering. At any time prior to December 31, 2015, the Company may redeem the 2019 Notes, the 2020 Notes or both, in whole or in part, at its option and on one or more occasions, at a redemption price equal to 100% of the principal amount, plus an applicable premium and accrued and unpaid interest.

The Senior Notes are senior unsecured obligations and rank equally in right of payment with all of the Company’s existing and future indebtedness and senior in right of payment to all of its existing and future subordinated indebtedness. The Company’s obligations under the Senior Notes are guaranteed on a senior basis by all of its existing and subsequently acquired or organized wholly-owned U.S. restricted subsidiaries that guarantee the Senior Credit Facilities or its other indebtedness or indebtedness of any affiliate guarantor. The Senior Notes and the related guarantees are effectively subordinated to the Company’s existing and future secured obligations and that of its affiliate guarantors to the extent of the value of the collateral securing such obligations, and are structurally subordinated to all existing and future indebtedness and other liabilities of any of the Company’s subsidiaries that do not guarantee the Senior Notes.

If the Company experiences specific kinds of changes in control, it must offer to purchase the Senior Notes at a purchase price equal to 101% of the principal amount, plus accrued and unpaid interest. The indentures governing the Senior Notes (the “Indentures”) contain customary covenants that restrict the ability of the Company and its restricted subsidiaries to:

•	pay dividends on capital stock or redeem, repurchase or retire capital stock;
•	incur additional indebtedness or issue certain capital stock;
•	incur certain liens;
•	make investments, loans, advances and acquisitions;
•	consolidate, merge or transfer all or substantially all of their assets and the assets of their subsidiaries;
•	prepay subordinated debt;
•	engage in certain transactions with affiliates; and
•	enter into agreements restricting the subsidiaries’ ability to pay dividends.

The Indentures also contain certain customary affirmative covenants and events of default.

Obligation Under Data Sublicense Agreement

In October 2009 and April 2010, the Company acquired certain additional rights to specified uses of its data from the former owner of the Company’s business, in order to broaden the Company’s ability to pursue business intelligence and data analytics solutions for payers and providers. The Company previously licensed exclusive rights to this data to the former owner of the Company’s business. In connection with these data rights acquisitions, the Company recorded amortizable intangible assets and corresponding obligations at inception based on the present value of the scheduled annual payments through 2018, which totaled $65,000 in the aggregate (approximately $45,000 remained payable at December 31, 2011). In connection with the Merger, the Company was required to adjust this obligation to its fair value.

Prior Credit Facilities

In November 2006, Emdeon Business Services LLC (“EBS LLC”), a wholly-owned subsidiary of the Company, entered into two credit agreements with several lenders that provided a $755,000 term loan (“First Lien Term Loan”), a $50,000 revolving credit agreement (“Revolver”) and a $170,000 term loan (“Second Lien Term Loan”). In October 2010, EBS LLC borrowed an additional $100,000 under an incremental term loan facility (“Incremental Term Loan”) through an amendment to the credit agreement governing the First Lien Term Loan.

The Revolver, which bore interest at a variable rate plus a spread, was scheduled to expire in November 2012. The Company paid a quarterly commitment fee on the unused portion of the Revolver that fluctuated, based upon certain leverage ratios, between 0.375% and 0.5% per annum. Commitment fees on the Revolver were $159 for the period from January 1, 2011 to November 1, 2011.

The First Lien Term Loan, which bore interest at LIBOR plus a spread, and the Incremental Term Loan, which bore interest at LIBOR subject to a floor plus a spread, were each payable in quarterly principal installments of approximately $1,800 and $250, respectively, plus accrued interest, through September 2013, with a balloon payment of the remaining principal amount outstanding due upon maturity in November 2013. Mandatory prepayments of principal related to excess cash flow and other circumstances were also required.

The Second Lien Term Loan, which bore interest at LIBOR plus a spread, was subordinate to the First Lien Term Loan and was scheduled to mature in May 2014.

Proceeds of the Senior Credit Facilities and the Senior Notes were, together with other sources of funds, used to finance the Merger and repay all amounts due under the Company’s prior credit facilities. In connection with the refinancing of the prior credit facilities, the Company incurred $6,950 of legal and other professional fees. Such costs have been included in transaction related costs in the accompanying consolidated statements of operations.

Aggregate Future Maturities

The aggregate amounts of future maturities under long-term debt arrangements are as follows:

Years Ending December 31,
2012	$16,036
2013	16,561
2014	17,540
2015	18,673
2016	34,976
Thereafter	1,915,873

$2,019,659

Interest Rate Swap	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Interest Rate Swap [Abstract]
Interest Rate Swap

7. Interest Rate Swap

Risk Management Objective of Using Derivatives

The Company is exposed to certain risks arising from both its business operations and economic conditions. The Company principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. The Company manages economic risks, including interest rate, liquidity and credit risk, primarily by managing the amount, sources and duration of its debt funding and the use of derivative financial instruments. Specifically, the Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known and uncertain cash amounts, the value of which are determined by interest rates. The Company’s derivative financial instruments are used to manage differences in the amount, timing and duration of the Company’s known or expected cash receipts and its known or expected cash payments principally related to the Company’s borrowings.

Cash Flow Hedges of Interest Rate Risk

The Company’s objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish this objective, the Company primarily uses interest rate swaps as part of its interest rate risk management strategy. During the three months ended March 31, 2012, such derivatives were used to hedge the variable cash flows associated with existing variable-rate debt pursuant to the Term Loan Facility. As of March 31, 2012, the Company had three outstanding interest rate derivatives with a combined notional of $640,000 that were designated as cash flow hedges of interest rate risk.

The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in accumulated other comprehensive income and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings. Amounts reported in accumulated other comprehensive income related to derivatives will be reclassified to interest expense as interest payments are made on the Company’s variable-rate debt. During the next twelve months, the Company estimates that an additional $2,591 will be reclassified as an increase to interest expense.

The following table summarizes the fair value of the Company’s derivative instruments at March 31, 2012 and December 31, 2011:

	Fair Values of Derivative Instruments
	Asset (Liability) Derivatives
	Balance Sheet Location	March 31, 2012	December 31, 2011
Derivatives designated as hedging instruments:
Interest rate swaps	Other assets	$5,540	$—
Interest rate swaps	Accrued expenses	(2,591)	—

		$2,949	$—

Tabular Disclosure of the Effect of Derivative Instruments on the Statement of Operations

The effect of the derivative instruments on the accompanying unaudited condensed consolidated statements of operations for the three months ended March 31, 2012 and 2011, respectively, is summarized in the following table:

	Successor	Predecessor
	Three Months Ended March 31, 2012	Three Months Ended March 31, 2011
Derivatives in Cash Flow Hedging Relationships
Gain related to effective portion of derivative recognized in other comprehensive income	$2,524	$—

(Loss) related to effective portion of derivative reclassified from accumulated other comprehensive income (loss) to interest expense	$(425)	$(3,715)

Derivatives Not Designated as Hedging Instruments
Gain recognized in interest expense	$—	$2,556

Credit Risk-related Contingent Features

The Company has agreements with each of its derivative counterparties that contain a provision where if the Company defaults on any of its indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then the Company could also be declared in default on its derivative obligations.

10. Interest Rate Swap

The following table summarizes the fair value of the Company’s derivative instrument at December 31, 2011 and 2010, respectively:

	Fair Values of Derivative Instruments Asset (Liability) Derivatives
		Successor	Predecessor
	Balance Sheet Location	2011	2010
Derivatives designated as hedging instruments:
Interest rate swap	Accrued expenses	$—	$(10,738)

Cash Flow Hedging Relationships

In December 2006, the Company entered into an interest rate swap agreement, with an original maturity of December 2011, to reduce the variability of interest payments associated with its total long-term debt. The notional amount of the swap was $0 and $240,720 as of December 31, 2011 and 2010, respectively. Changes in the cash flows of this interest rate swap were intended to offset the changes in cash flows attributable to fluctuations in the variable base rates underlying the Company’s long-term debt obligations. In October 2010, the Company removed the designation of its prior interest rate swap as a cash flow hedge such that subsequent changes in fair value were recorded within interest expense. The amortization of the amounts reflected in other comprehensive income related to the discontinued cash flow hedges are reflected within interest expense in the accompanying consolidated statements of operations.

In connection with the 2011 Transactions, the prior interest rate swap was terminated. In January 2012, the Company executed three new interest rate swap agreements to reduce the variability of interest payments associated with the Term Loan Facility (See Note 23).

The effect of the derivative instrument on the accompanying consolidated statements of operations for the periods from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively, is summarized in the following table:

	Successor	Predecessor
	November 2 through December 31, 2011	January 1 through November 1, 2011	Fiscal Year end December 31, 2010	Fiscal Year end December 31, 2009
Derivatives in Cash Flow Hedging Relationships
Gain/(loss) related to effective portion of derivative recognized in other comprehensive loss	$—	$—	$6,690	$9,908

Gain/(loss) related to effective portion of derivative reclassified from accumulated other comprehensive loss to interest expense	$—	$(11,645)	$(22,309)	$(27,736)

Derivatives Not Designated as Hedging Instruments
Gain recognized in interest expense	$2,755	$7,983	$3,980	$—

Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

8. Fair Value Measurements

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company’s assets and liabilities that are measured at fair value on a recurring basis consist of the Company’s derivative financial instruments and contingent consideration associated with business combinations. The table below summarizes these items as of March 31, 2012, aggregated by the level in the fair value hierarchy within which those measurements fall.

Description	Balance at March 31, 2012	Quoted in Markets Identical (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate swaps	$2,949	$—	$2,949	$—
Contingent consideration obligations	(445)	—	—	(445)

Total	$2,504	$—	$2,949	$(445)

The valuation of the Company’s derivative financial instruments is determined using widely accepted valuation techniques, including discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivative, including the period to maturity, and uses observable market-based inputs, including interest rate curves. The fair value of the interest rate swaps are determined using the market standard methodology of netting the discounted future fixed cash payments (or receipts) and the discounted expected variable cash receipts (or payments). The variable cash receipts (or payments) are based on an expectation of future interest rates derived from observable market interest rate curves.

The Company incorporates credit valuation adjustments to appropriately reflect both its own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements. In adjusting the fair value of its derivative contracts for the effect of nonperformance risk, the Company has considered the impact of netting and any applicable credit enhancements and measures the credit risk of its derivative financial instruments that are subject to master netting agreements on a net basis by counterparty portfolio.

Although the Company has determined that the majority of the inputs used to value its derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with its derivatives utilize Level 3 inputs to evaluate the likelihood of default by itself and by its counterparties. As of March 31, 2012, the Company determined that the credit valuation adjustments are not significant to the overall valuation of its derivatives. As a result, the Company determined that its derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.

The valuation of the Company’s contingent consideration obligations is determined using a probability weighted discounted cash flow method. This analysis reflects the contractual terms of the purchase agreements and utilizes assumptions with regard to future cash flows, probabilities of achieving such future cash flows and a discount rate. Significant increases with respect to assumptions as to future cash flows and probabilities of achieving such future cash flows would result in a higher fair value measurement while an increase in the discount rate would result in a lower fair value measurement.

The table below presents a reconciliation of the fair value of the liabilities that use significant unobservable inputs (Level 3).

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

	Successor	Predecessor
	Three Months Ended March 31, 2012	Three Months Ended March 31, 2011
Balance at beginning of period	$(501)	$(16,046)
Issuance of contingent consideration	—	249
Settlement of contingent consideration	56	865
Total changes included in other income	—	1,403

Balance at end of period	$(445)	$(13,529)

Assets and Liabilities Measured at Fair Value upon Initial Recognition

The carrying amount and the estimated fair value of financial instruments held by the Company as of March 31, 2012 were:

	Carrying Amount	Fair Value
Cash and cash equivalents	$26,378	$26,378
Accounts receivable	$189,149	$189,149
Senior Credit Facilities	$1,183,904	$1,256,400
Senior Notes	$729,966	$839,063
Cost method investment	$3,458	$3,461

The carrying amounts of cash equivalents and accounts receivable approximate fair value because of their short-term maturities. The fair value of long-term debt is based upon market trades by investors in partial interests of these instruments. The fair value of the cost method investment is estimated using a probability-weighted discounted cash flow model that includes the costs of equity, long-term sustainable growth rate and a discount for lack of marketability as significant unobservable inputs.

11. Fair Value Measurements

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company’s assets and liabilities that are measured at fair value on a recurring basis consist principally of the Company’s derivative financial instruments and contingent consideration associated with business combinations. The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2011, aggregated by the level in the fair value hierarchy within which those measurements fall.

Description	Balance at December 31, 2011	Quoted in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Contingent Consideration Obligations	$(501)	$—	$—	$(501)

The valuation of the Company’s contingent consideration obligations is determined using a probability weighted discounted cash flow method. This analysis reflects the contractual terms of the purchase agreements (e.g., minimum and maximum payments, length of earn-out periods, manner of calculating any amounts due, etc.) and utilizes assumptions with regard to future cash flows, probabilities of achieving such future cash flows and a discount rate.

The valuation of the Company’s derivative financial instruments is determined using widely accepted valuation techniques, including discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivative, including the period to maturity, and uses observable market-based inputs, including interest rate curves. The fair value of interest rate swaps is determined using the market standard methodology of netting the discounted future fixed cash payments (or receipts) and the discounted expected variable cash receipts (or payments). The variable cash receipts (or payments) are based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves.

The Company incorporates credit valuation adjustments to appropriately reflect both its own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements. In adjusting the fair value of its derivative contracts for the effect of nonperformance risk, the Company has considered the impact of netting and any applicable credit enhancements, such as collateral postings, thresholds, mutual puts and guarantees.

The table below presents a reconciliation of the fair value of our liabilities that use significant unobservable inputs (Level 3).

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

	Successor	Predecessor
	November 2 through December 31, 2011	January 1 through November 1, 2011	Fiscal Year Ended December 31, 2010	Fiscal Year Ended December 31, 2009
Balance at beginning of period	$(9,163)	$(16,046)	$—	—
Issuances of contingent consideration	(49)	(2,154)	(25,330)	—
Settlement of contingent consideration	2,868	1,001	—	—
Total changes included in other income, net	5,843	8,036	9,284	—

Balance at end of period	$(501)	$(9,163)	$(16,046)	$—

Assets and Liabilities Measured at Fair Value upon Initial Recognition

The carrying amount and the estimated fair value of financial instruments held by the Company as of December 31, 2011 were:

	Carrying Amount	Fair Value
Cash and cash equivalents	$37,925	$37,925
Accounts receivable	$188,960	$188,960
Senior Credit Facilities	$1,200,840	$1,251,885
Senior Notes	$729,609	$787,504
Cost method investment	$3,458	$3,461

The carrying amounts of cash equivalents and accounts receivable approximate fair value because of their short-term maturities. The fair value of long-term debt is based upon market trades by investors in partial interests of these instruments. The fair value of the cost method investment is estimated using a discounted cash flow model.

Lease Commitments	12 Months Ended
Dec. 31, 2011
Lease Commitments [Abstract]
Lease Commitments

12. Lease Commitments

The Company recognizes lease expense on a straight-line basis, including predetermined fixed escalations, over the initial lease term including reasonably assured renewal periods from the time that the Company controls the leased property.

The Company leases its offices and other facilities under operating lease agreements that expire at various dates through 2025. Future minimum lease commitments under these non-cancelable lease agreements as of December 31, 2011 were as follows:

Years Ending December 31:
2012	$8,682
2013	6,923
2014	6,954
2015	6,768
2016	6,734
Thereafter	18,739

Total minimum lease payments	$54,800

Total rent expense for all operating leases was $1,748, $8,176, $8,729 and $8,191 for the periods from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively.

Legal Proceedings	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Legal Proceedings [Abstract]
Legal Proceedings

9. Legal Proceedings

In the normal course of business, the Company is involved in various claims and legal proceedings. While the ultimate resolution of these matters has yet to be determined, the Company does not believe that their outcomes will have a material adverse effect on the Company’s consolidated financial position, results of operations or liquidity.

13. Legal Proceedings

In the normal course of business, the Company is involved in various claims and legal proceedings. While the ultimate resolution of these matters has yet to be determined, the Company does not believe that their outcomes will have a material adverse effect on the Company’s consolidated financial position, results of operations or liquidity.

Noncontrolling Interests	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Noncontrolling Interests [Abstract]
Noncontrolling Interests

10. Noncontrolling Interests

The Company executed transactions that both increased and decreased its ownership interest in EBS Master in the Predecessor period. In connection with the 2011 Transactions, all of the noncontrolling interests were acquired by affiliates of the Company. The changes in noncontrolling interests are summarized in the following table:

	Successor	Predecessor
	Three Months Ended March 31, 2012	Three Months Ended March 31, 2011
Net income (loss) attributable to Emdeon Inc.	$(17,334)	$4,394

Transfers from the noncontrolling interest:
Increase in Emdeon Inc. paid-in capital for issuance of EBS Master Units in connection with equity compensation plans	—	194

Net transfers from noncontrolling interest	—	194

Change from net income (loss) attributable to Emdeon Inc. and transfers from noncontrolling interest	$(17,334)	$4,588

14. Noncontrolling Interests

The Company executed transactions that both increased and decreased its ownership interest in EBS Master in the Predecessor periods. In connection with the 2011 Transactions, all of the noncontrolling interests were acquired by affiliates of the Company. The changes in noncontrolling interests are summarized in the following table:

	Successor	Predecessor
	November 2, through December 31, 2011	January 1, through November 1, 2011	Fiscal Year end December 31, 2010	Fiscal Year end December 31, 2009
Net income (loss) attributable to Emdeon Inc.	$(17,453)	$(24,691)	$19,546	$9,581

Transfers from the noncontrolling interest:
Increase in Emdeon Inc. paid-in capital for the issuance of EBS Units to Emdeon Inc.	—	—	—	13,706
Increase in Emdeon Inc. paid-in capital for the issuance of EBS Units in connection with the acquisitions	—	—	4,369	3,504
Increase (decrease) in Emdeon Inc. paid-in capital for issuance of EBS Units in connection with equity compensation plans	—	2,303	983	(12,650)
Increase in Emdeon Inc. paid-in capital for exchange of EBS Units to Class A common stock of Emdeon Inc.	—	—	425	21,968
Increase in Emdeon Inc. paid-in capital for cancellation of EBS Units	—	—	127	—

Net transfers from noncontrolling interest	—	2,303	5,904	26,528

Change from net income attributable to Emdeon Inc. and transfers from noncontrolling interest	$(17,453)	$(22,388)	$25,450	$36,109

Equity Compensation Plans	12 Months Ended
Dec. 31, 2011
Equity Compensation Plans [Abstract]
Equity Compensation Plans

15. Equity Compensation Plans

Effect of the Merger

In connection with the 2011 Transactions, the Company’s outstanding stock options, EBS Master units (“EBS Units”) and restricted stock units under various equity compensation programs became fully vested immediately prior to the closing of the Merger in accordance with the award agreements and were settled in cash, canceled or, for certain members of senior management, exchanged for new options of Parent common stock (the “Rollover Options”). Except for the Rollover Options, each option holder received an amount in cash, without interest and less applicable withholding taxes, equal to $19.00 less the exercise price of each option. Additionally, each EBS Unit and restricted stock unit holder received $19.00 in cash, without interest and less applicable withholding taxes.

The exercise price of the Rollover Options and the number of shares of Parent common stock underlying the Rollover Options were adjusted as a result of the Merger. Additionally, the Rollover Options provide each of the holders a right, exercisable within 61 days and 180 days following the Merger, to require the Company to repurchase shares issued upon exercise of the Rollover Options at their initial fair value. As the repurchase rights are within the control of the option holder, the Company has included the fair value ($4,125) of these Rollover Options in accrued expenses in the accompanying consolidated balance sheet at December 31, 2011.

EBS LLC Equity Plans Prior to IPO

Prior to the IPO, certain employees and directors of the Company participated in one of two equity compensation plans — the Amended and Restated EBS Executive Equity Incentive Plan (the “EBS Equity Plan”) and the Amended and Restated EBS Incentive Plan (the “EBS Phantom Plan”). In connection with the IPO, outstanding awards under the EBS Phantom Plan were converted into awards under the 2009 Equity Incentive Plan adopted by the Company’s stockholders in July 2009 (the “2009 Plan”) and outstanding awards under the EBS Equity Plan were converted into EBS Units that were governed by individual agreements with certain directors and members of executive management (“Management Awards”), as well as awards under the 2009 Plan.

EBS Equity Plan

The EBS Equity Plan consisted of a class of non-voting EBS Master equity units called Grant Units. The Grant Units represented profits interests in EBS Master. The Grant Units appreciated with increases in value of EBS Master. All Grant Units were issued by a separate legal entity, EBS Executive Incentive Plan LLC, which was created for this sole purpose and held no other assets. The Grant Units generally vested ratably over a four or five year period. For all awards granted prior to May 26, 2009, EBS Master had the right, but not the obligation, to repurchase any employee’s vested units on termination of employment. If EBS Master exercised this repurchase right, the employee would receive a cash payment based on a formula specified in the EBS Equity Plan.

Awards under the EBS Equity Plan were historically accounted for as liabilities due to certain repurchase features and were recorded at fair value at the end of each reporting period in accordance with the vesting schedule. On June 26, 2009, the Company modified the terms of each of the awards to remove the Company’s ability to repurchase the Grant Units within six months of vesting and to require that any repurchases following this six-month period be at fair value. As a result of this modification, the Company reclassified all of the Grant Units from liability awards to equity awards. Because the modified terms had no impact on the fair value of the Grant Units and the awards were previously classified as liabilities, compensation expense was measured based on the fair value of the Grant Units at the date of modification. Based on this fair value of the Grant Units, the Company recognized equity compensation of $4,614 at that date which reduced net income for the year ended December 31, 2009. No incremental compensation expense was recognized specifically as a result of the modification.

In connection with the IPO, the Grant Units converted into (i) vested and unvested EBS Units (together with corresponding shares of Class B common stock that had voting, but no economic rights), (ii) options to purchase shares of Class A common stock that vested over three years, and (iii) options to purchase shares of Class A common stock that vested over four years. The options were granted with an exercise price equal to the IPO price. The Company accounted for this conversion as a modification of the original Grant Unit awards and recognized $1,784 of incremental measured compensation.

Under the EBS Equity Plan, EBS Master issued 850,000 Grant Units to the Company’s executive chairman that were earned and vested based on both continued employment (ratably over four years) and the attainment of certain financial performance targets with respect to each of the Company’s fiscal years ending December 31, 2011 and 2012. Under the terms of the award, the number of Grant Units that were earned and vested varied based on which, if any, of six specified financial performance targets were satisfied for each of the Company’s fiscal years ending December 31, 2011 and 2012. A maximum of 425,000 Grant Units could have been earned and vested for each of the 2011 and 2012 financial performance targets. In the event the minimum financial performance target for either of 2011 or 2012 years were not achieved, none of the Grant Units would be earned or vest related to that year.

In connection with the IPO, the Grant Units with performance conditions converted into (i) 206,578 unvested EBS Units (together with corresponding shares of Class B common stock that had voting, but no economic rights) and (ii) 643,422 options to purchase shares of Class A common stock with an exercise price equal to the IPO price that vested over three years. The Company accounted for this conversion as a modification of the original Grant Unit award.

EBS Phantom Plan

The EBS Phantom Plan was designed to allow individual employees to participate economically in the future growth and value creation of EBS LLC. Each participant received a specified number of units in the EBS Phantom Plan called Phantom Units. These Phantom Units appreciated with increases in value of EBS Master above amounts specified in the respective employee’s grant agreements. These Phantom Units did not give employees an ownership interest and had no voting rights.

The Phantom Units generally vested ratably over a four or five year vesting period following the date of grant. Upon a realization event, as defined in the EBS Phantom Plan, the holders of these Phantom Units would receive consideration based on the product of the number of Phantom Units earned at the time of the realization event and a formula as defined in the EBS Phantom Plan. EBS Master had the right, but not the obligation, to repurchase any employee’s vested Phantom Units on termination of employment. If EBS Master exercised this repurchase right, the employee received a cash payment as defined in the EBS Phantom Plan. The Company accounted for these awards as liabilities due to the existence of these repurchase features. As a result, compensation expense was remeasured at the end of each reporting period.

In connection with the IPO, the Phantom Units converted, depending on vesting status, into (i) shares of Class A common stock, (ii) restricted Class A common stock units and (iii) options to purchase shares of Class A common stock with an exercise price equal to the IPO price that vested over three years. The Company accounted for this conversion as a modification of the original Phantom Unit awards. In connection with this modification, the Company calculated the final measurement of the liability at the IPO date and recognized a change in estimate for the proportion of the Phantom Units for which the requisite service had been rendered as of the IPO date. This change in estimate resulted in an increase to stock compensation expense of $9,209 for the year ended December 31, 2009.

2009 Plan and Management Awards Subsequent to IPO

The Company reserved 17,300,000 shares of Class A common stock for issuance to employees, directors and consultants under the 2009 Plan. The equity granted in connection with the IPO pursuant to the 2009 Plan and Management Awards replaced outstanding awards under the EBS Equity Plan and EBS Phantom Plan. As these awards were issued in connection with the conversion of the Grant Units and Phantom Units, the fair value was derived from the allocation of the remaining compensation expense previously associated with the Grant Units and Phantom Units to the respective share based payments received (i.e., EBS Units, restricted stock units, shares of Class A common stock and stock options) on a relative fair value basis.

In addition to the awards issued in connection with the conversion of the Grant Units and Phantom Units, the Company issued restricted stock units and stock options of the Company, some of which contained performance conditions as described below.

EBS Units and Restricted Class A common stock units

The fair value of EBS Units and restricted stock units was determined based on the closing trading price of the Class A common stock on the grant date. Upon vesting, the EBS Units, together with the corresponding shares of Class B common stock, were exchangeable for Class A common stock on a one-for-one basis. Upon vesting, restricted stock units converted into Class A common stock.

In connection with the vesting of all outstanding awards immediately prior to and in connection with the Merger, all remaining unrecognized compensation expense was recognized and is reflected in the Predecessor period from January 1, 2011 to November 1, 2011.The weighted average grant date fair value of restricted Class A common stock units issued during the year ended December 31, 2011 was $15.39. The total fair value of the EBS Units and restricted Class A common stock units vested during the period from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009 was $0, $16,649, $9,383 and $7,412, respectively.

Options to Purchase Shares of Class A common stock

Options to purchase shares of Class A common stock were granted under the 2009 Plan both in connection with the conversion of the Grant Units and Phantom Units and as new awards to certain employees and directors of the Company. Option awards were generally granted with a term of ten years, an exercise price equal to the market price of the Class A common stock on the date of grant, and with vesting periods of three to four years. The fair value of the options issued in connection with the conversion of the Grant Units and Phantom Units was derived by the allocation of the remaining compensation expense associated with the Grant Units and Phantom Units to the converted awards on a relative fair value basis. The Company calculated the fair value of the new options granted under the 2009 Plan using the Black-Scholes option pricing model.

In connection with the vesting of all outstanding options immediately prior to and in connection with the Merger, all remaining unrecognized compensation expense was recognized and is reflected in the Predecessor period from January 1, 2011 to November 1, 2011.

Performance Awards

The Company issued unvested EBS Units, options to purchase Class A common stock and restricted Class A common stock units that contain performance conditions.

Executive Chairman: With respect to performance awards issued to the Company’s executive chairman in connection with the conversion of the Grant Units, the Company issued 206,578 unvested EBS Units and options to purchase 643,422 shares of Class A common stock that vested over three years. The replacement awards issued were subject to the same financial target performance conditions as the Grant Units. The unvested EBS Units and options were earned and vested based upon continued employment and the attainment of certain financial performance objectives. The fair value of these awards was derived consistent with other converted awards by the allocation of the remaining compensation expense of the Grant Units with performance conditions based on relative fair value of the share based payments issued. The fair value of these unvested EBS Units that were subject to performance conditions issued in connection with the conversion was $11.01 per unit.

The fair value of options granted in connection with the conversion of Grant Units that were subject to performance conditions was $5.26 per option. In connection with the Merger, 40% of performance based EBS Units and options were earned and vested and the remaining 60% were cancelled. The Company recorded $1,631 of compensation expense related to the accelerated vesting of these awards, which is reflected in the Predecessor period from January 1, 2011 to November 1, 2011.

Other Management: During 2010, the Company issued 150,000 restricted Class A common stock units, one half of which were scheduled to vest after three years and one half of which were scheduled to vest after four years, with vesting accelerated if certain financial performance targets were achieved, to certain members of management who joined the Company following the CEA acquisition. The grant date fair value of these restricted Class A common stock units was $12.15. In connection with the vesting of all outstanding awards immediately prior to and in connection with the Merger, all remaining unrecognized compensation expense was recognized and is reflected in the Predecessor period from January 1, 2011 to November 1, 2011.

Activity Summary

A summary of the status of unvested EBS Units issued pursuant to the Management Awards and restricted Class A common stock units issued under the 2009 Plan as of December 31, 2010, and changes during the period from January 1, 2011 to November 1, 2011, is presented below:

	EBS Units	EBS Units with Performance Conditions	Restricted Class A common stock Units	Restricted Class A common stock Units with Performance Conditions
Unvested at December 31, 2010	619,307	206,578	564,543	150,000
Granted	—	—	288,515	45,000
Canceled	—	(123,947)	(18,183)	—
Vested	(619,307)	(82,631)	(834,875)	(195,000)

Unvested at November 1, 2011	—	—	—	—

A summary of option activity under the 2009 Plan for the periods from January 1, 2011 to November 1, 2011 and November 2, 2011 to December 31, 2011 are presented below:

	Options		Weighted Average Exercise Price		Weighted Average Remaining Contractual Term		Aggregate Intrinsic Value

	Service Options	Performance Options	Service Options	Performance Options	Service Options	Performance Options	Service Options	Performance Options
Outstanding at January 1, 2011 (Predecessor)	6,367,124	643,422	$15.39	$15.50	8.8	8.6	$—	$—
Granted	1,486,800	—	15.36
Exercised	(6,617,837)	(257,369)	15.37	15.50
Expired	(11,258)	—	16.28
Forfeited	(87,691)	(386,053)	15.73	15.50
Rollover Options	(1,137,138)	—	15.43

Outstanding at November 1, 2011 (Predecessor)	—	—	$—	$—	—	—	$—	$—

Rollover Options issued	5,410	—	$250.00	$—	9.8	—	$4,058	$—
Outstanding and Exercisable at December 31, 2011 (Successor)	5,410	—	$250.00	$—	9.8	—	$4,058	$—

Black-Scholes Option Pricing Model Assumptions

The following table summarizes the weighted average fair values of awards valued using the Black-Scholes option pricing model and the weighted average assumptions used to develop the fair value estimates under each of the valuation models for the period from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively:

	Rollover Options	Options			EBS Equity Plan Grant Units	EBS Equity Plan Grant Units with Performance Conditions
	Successor	Predecessor			Predecessor
	Period from November 2, 2011 to December 31, 2011	Period from January 1, 2011 to November 1, 2011	Year Ended December 31,		Year Ended December 31,
			2010	2009	2009	2009
Weighted average fair value	$762.51	$6.66	$6.95	$7.54	$8.51	$6.66
Expected dividend yield	—	—	—	—	—	—
Expected volatility	29.16%	40.26%	43.10%	47.00%	47.00%	47.00%
Risk-free interest rate	0.90%	2.51%	2.53%	2.55%	2.50%	2.30%
Expected term (years)	5.0	6.3	6.3	6.3	5.6	6.4

Expected dividend yield — The Company is subject to limitations on the payment of dividends under its credit facilities as further discussed in Note 9 to the consolidated financial statements. An increase in the dividend yield will decrease compensation expense.

Expected volatility — This is a measure of the amount by which the price of the equity instrument has fluctuated or is expected to fluctuate. For periods prior to the IPO, the expected volatility was estimated based on the median historical volatility of a group of guideline companies. Following the IPO, the expected volatility was based upon a weighted average of the Company’s historical volatility following the IPO and the median historical volatility of a group of guideline companies (weighted based upon proportion of the expected term represented by the Company’s historical volatility and the volatility of the guideline companies, respectively). An increase in the expected volatility will increase compensation expense.

Risk-free interest rate — This is the U.S. Treasury rate for the week of the grant having a term approximating the expected life of the award. An increase in the risk-free interest rate will increase compensation expense.

Expected term — This is the period of time over which the awards are expected to remain outstanding. The Company estimates the expected term as the mid-point between the vesting date and the contractual term. An increase in the expected term will increase compensation expense.

Employee Stock Purchase Plan

The Emdeon Inc. Employee Stock Purchase Plan (“ESPP”) became effective on July 1, 2010. Under the ESPP, the Company was authorized to issue up to 8,900,000 shares of Class A common stock to qualifying employees. Eligible employees had the ability to direct the Company, during each six month option period, to withhold between 1% and 10% of their base pay, the proceeds from which were used to purchase shares of Class A common stock at a price equal to the lesser of 85% of the closing market price on the exercise date or the grant date. For accounting purposes, the ESPP was considered a compensatory plan such that the Company recognized equity compensation expense based on the fair value of the options held by the employees to purchase the Company’s shares. In connection with the 2011 Transactions, a final settlement of the ESPP was administered, employee contributions were used to purchase shares of Class A common stock and the ESPP was terminated.

Summary of Equity Compensation Expense

For the periods from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, the Company recognized expense of $0, $54,932, $17,722 and $25,415, and an income tax benefit of $0, $15,216, $4,787 and $4,992, respectively, in the aggregate related to its equity compensation plans.

Retirement Plans	12 Months Ended
Dec. 31, 2011
Retirement Plans [Abstract]
Retirement Plans

16. Retirement Plans

Employees of the Company may participate in a 401k plan, which provides for matching contributions from the Company. Expenses related to this plan were $676, $3,340, $2,071 and $1,312 for the period from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively. The maximum Company matching contribution was increased from 2% of eligible compensation in 2010 to 2.5% of eligible compensation in 2011.

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

12. Income Taxes

Income taxes for the three months ended March 31, 2012 and 2011 amounted to an income tax benefit of $9,870 and an income tax expense of $5,174, respectively. The Company’s effective tax rate was 36.3% for the three months ended March 31, 2012 compared with 41.6% during the same period in 2011. The Company’s effective tax rate is affected by deferred tax expense resulting from differences between the book and income tax basis of its investment in EBS Master, noncontrolling interest, changes in the Company’s valuation allowances and other factors. Changes in valuation allowances resulted in $47 and $624 of additional income tax expense for the three months ended March 31, 2012 and 2011, respectively.

17. Income Taxes

The income tax provision for the periods from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively, was as follows:

	Successor	Predecessor
	November 2 through December 31, 2011	January 1 through November 1, 2011	Fiscal Year end December 31, 2010	Fiscal Year end December 31, 2009
Current:
Federal	$(3,212)	$18,814	$18,166	$14,998
State	(577)	4,432	2,177	3,551

Current income tax provision (benefit)	(3,789)	23,246	20,343	18,549

Deferred:
Federal	(6,512)	(5,154)	12,927	(6,169)
State	741	(9,891)	(691)	4,921

Deferred income tax provision (benefit)	(5,771)	(15,045)	12,236	(1,248)

Total income tax provision (benefit)	$(9,560)	$8,201	$32,579	$17,301

The differences between the federal statutory rate and the effective income tax rate principally relate to the impact of valuation allowances and uncertain tax positions related to state income taxes, book versus tax basis differences in the Company’s investment in EBS Master, non-deductible costs related to the 2011 Transactions and stock compensation expense recorded for book purposes but not deductible for tax. The reconciliation between the federal statutory rate and the effective income tax rate is as follows:

	Successor	Predecessor
	November 2 through December 31, 2011	January 1 through November 1, 2011	Fiscal Year end December 31, 2010	Fiscal Year end December 31, 2009
Statutory U.S. federal tax rate	35.00%	35.00%	35.00%	35.00%
State income taxes (net of federal benefit)	(0.48)	52.49	2.78	8.75
Meals and entertainment	(0.29)	(3.36)	0.63	0.39
2011 Transactions related costs	(1.24)	(34.77)	—	—
Other	(0.07)	1.54	(1.38)	2.60
Tax credits	0.52	11.14	(0.63)	(1.14)
Equity compensation	—	(62.26)	2.06	5.67
Non-timing basis differences	1.86	(89.58)	12.49	33.57
Noncontrolling interest	—	15.71	(7.20)	(5.17)
Foreign loss not benefited	0.09	2.03	(0.34)	3.29
Return to provision adjustments	—	—	1.34	10.12
Change in valuation allowance	—	—	4.80	(37.81)

Effective income tax rate	35.39%	(72.06)%	49.55%	55.27%

At December 31, 2011, the Company had net operating loss carry forwards (tax effected) for federal and state income tax purposes of approximately $65,803 and $21,285, respectively, which expire from 2026 through 2031 and 2021 through 2026, respectively. A portion of net operating loss carry forwards may be subject to an annual limitation regarding their utilization against taxable income in future periods due to the “change of ownership” provisions of the Internal Revenue Code and similar state provisions. A portion of these carry forwards may expire before becoming available to reduce future income tax liabilities. As a result, the Company has recorded a state valuation allowance in the amount of $17,582 as of December 31, 2011.

The Company and certain of its subsidiaries are included in Parent’s consolidated filing group for U.S. federal income tax purposes, as well as in certain state income tax returns that include Parent. With respect to tax returns for any taxable period in which the Company or any of its subsidiaries are included in a tax return filing with Parent, the amount of taxes to be paid by the Company is determined, subject to certain adjustments, as if it and its subsidiaries filed their own tax returns excluding Parent.

Significant components of the Company’s deferred tax assets (liabilities) as of December 31, 2011 and 2010 were as follows:

	Successor	Predecessor
	2011	2010
Deferred tax assets and (liabilities):
Depreciation and amortization	$(336,024)	$(160,145)
Investment in partnership	(257,947)	(81,914)
Accounts receivable	1,087	1,245
Fair value of interest rate swap	—	1,362
Accruals and reserves	97	6,292
Capital and net operating losses	89,327	50,854
Debt discount and interest	186	(3,546)
Equity compensation	1,632	6,181
Valuation allowance	(20,821)	(26,313)
Tax receivable agreement obligation to related parties	8,638	12,208
Other	1,830	1,332

Net deferred tax assets and (liabilities)	$(511,995)	$(192,444)

Reported as:
Current deferred tax assets	$6,042	$7,913
Non-current deferred tax liabilities	(518,037)	(200,357)

Net deferred tax assets and (liabilities)	$(511,995)	$(192,444)

A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	Successor	Predecessor
	November 2 through December 31, 2011	January 1 through November 1, 2011	Fiscal Year end December 31, 2010	Fiscal Year end December 31, 2009
Unrecognized benefit from prior years	$9,354	$1,368	$1,272	$—
Decreases from prior period tax positions	(1,017)	—	—	—
Increases from prior period tax positions	—	7,986	—	—
Increases from current period tax positions	1,574	—	96	1,272

Ending unrecognized benefit	$9,911	$9,354	$1,368	$1,272

The Company had unrecognized tax benefits of $228 and $889 as of December 31, 2011 and 2010, respectively, that if recognized, would affect the effective income tax rate. The Company does not currently anticipate that the total amount of unrecognized tax positions will significantly increase or decrease in the next twelve months.

The Company recognizes interest income and expense (if any) related to income taxes as a component of income tax expense. The Company has recorded cumulative interest expense of $63 and $173 as of December 31, 2011 and 2010, respectively.

The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. The Company’s U.S. federal and state income tax returns for the tax years 2007 and beyond remain subject to examination by the Internal Revenue Service. With respect to state and local jurisdictions and countries outside of the United States, the Company and its subsidiaries are typically subject to examination for a number of years after the income tax returns have been filed. Although the outcome of tax audits is always uncertain, the Company believes that adequate amounts of tax, interest and penalties have been provided for in the accompanying consolidated financial statements for any adjustments that may be incurred due to state, local or foreign audits.

Tax Receivable Agreement Obligation to Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Tax Receivable Agreement Obligation to Related Parties [Abstract]
Tax Receivable Agreement Obligation to Related Parties

13. Tax Receivable Agreement Obligation to Related Parties

In connection with the IPO, the Company entered into tax receivable agreements which obligated the Company to make payments to certain current and former owners of the Company, including certain affiliates of General Atlantic LLC (“General Atlantic”), H&F and certain members of management, equal to 85% of the applicable cash savings that the Company realizes as a result of tax attributes arising from certain previous transactions, including the 2011 Transactions. The Company will retain the benefit of the remaining 15% of these tax savings.

In connection with the 2011 Transactions, H&F and certain current and former members of management exchanged all of their remaining EBS Master units (“EBS Units”) (and corresponding shares of Class B common stock) for cash and a combination of cash and shares of Parent, respectively, and General Atlantic assigned its rights under the tax receivable agreements to affiliates of Blackstone (Blackstone, together with H&F and certain current and former members of management are hereinafter sometimes referred to collectively as the “TRA Members”). Additionally, effective December 31, 2011, the Company simplified its corporate structure. The tax attributes of the exchange of EBS Units and corporate restructuring are expected to provide the Company with additional cash savings, 85% of which are payable to the TRA Members. Collectively, the Company expects the tax attributes of the above referenced events to result in cumulative payments under the tax receivable agreements of approximately $361,000. $144,439 of this amount, which reflected the initial fair value of the tax receivable agreement obligations plus recognized accretion, was reflected as an obligation on the balance sheet at March 31, 2012. The accompanying consolidated statement of operations for the three months ended March 31, 2012 includes accretion expense of $4,466 related to this obligation.

18. Tax Receivable Agreement Obligations to Related Parties

In connection with the IPO, the Company entered into tax receivable agreements which obligated the Company to make payments to certain current and former owners of the Company, including certain affiliates of General Atlantic, H&F and certain members of management, equal to 85% of the applicable cash savings that the Company realizes as a result of tax attributes arising from certain previous transactions, including the 2011 Transactions. The Company will retain the benefit of the remaining 15% of these tax savings.

In connection with the 2011 Transactions, H&F and certain current and former members of management exchanged all of their remaining EBS Units (and corresponding shares of Class B common stock) for cash and a combination of cash and shares of Parent, respectively, and General Atlantic assigned its rights under the tax receivable agreements to affiliates of Blackstone. Additionally, effective December 31, 2011, the Company simplified its corporate structure. The tax attributes of the exchange of EBS Units and corporate restructuring are expected to provide the Company with additional cash savings, 85% of which are payable to the TRA Members. Collectively, the Company expects the tax attributes of the above referenced events to result in cumulative payments under the tax receivable agreements of $361,097.

Based on current facts and circumstances, the Company estimates the aggregate payments due under the tax receivable agreements to be as follows:

Years Ending December 31:
2012	$374
2013	27,504
2014	29,625
2015	31,238
2016	23,317
Thereafter	249,039

Gross expected payments	361,097
Less: Amounts representing discount	(221,010)

Total tax receivable agreement obligations due to related parties	140,087
Less: Current portion due (included in accrued expenses)	(374)

Tax receivable agreement obligations due to related parties	$139,713

The timing and/or amount of aggregate payments due may vary based on a number of factors, including the amount and timing of the taxable income the Company generates in the future and the tax rate then applicable, the use of loss carryovers and the portion of payments under the tax receivable agreements constituting imputed interest or amortizable basis.

Other Related Party Transactions	12 Months Ended
Dec. 31, 2011
Other Related Party Transactions [Abstract]
Other Related Party Transactions

19. Other Related Party Transactions

Transaction and Advisory Fee Agreement

In connection with the 2011 Transactions, the Company entered into a transaction and advisory fee agreement with Blackstone Management Partners L.L.C., an affiliate of Blackstone (“BMP”), and Hellman & Friedman, L.P., an affiliate of H&F (“HFLP,” and, together with BMP, the “Managers”), for a term of twelve years. Pursuant to the agreement, the Company paid the Managers, at the closing of the Merger, a $30,000 transaction fee in consideration for the Managers undertaking financial and structural analysis, due diligence and other assistance related to the Merger and reimbursed the Managers for any out-of-pocket expenses incurred by the Managers in connection with the Merger and the provision of services under the agreement. In addition, in consideration for certain advisory services, the Company is obligated to pay the Managers at the beginning of each fiscal year an aggregate advisory fee of $6,000 or an agreed upon amount not to exceed 2% of consolidated EBITDA (as defined in the Senior Credit Agreement) for such fiscal year. Pursuant to the agreement, the Managers are also entitled to receive transaction fees equal to 1% of the aggregate transaction value upon the consummation of any acquisition, divestiture, disposition, merger, consolidation, restructuring or recapitalization, issuance of private or public debt or equity securities (including an initial public offering of equity securities), financing or similar transaction involving the Company.

Pursuant to the agreement, in connection with or in anticipation of a change in control of the Company, sale of all or substantially all of the assets of the Company or an initial public offering of the equity of the Company or parent entity of the Company or their successors, the Managers have the option to receive, in consideration of such Manager’s role in facilitating such transaction and in settlement of the termination of the services, a single lump sum cash payment equal to the then-present value of all the then-current and future annual advisory fees payable under the agreement, assuming a remaining twelve-year payment period. To the extent that the Company does not pay the lump sum fee when due, the obligation will accrue interest at an annual rate of 10%, compounded quarterly.

During the period from November 2, 2011 to December 31, 2011, the Company paid $30,000 ($28,050 to BMP and $1,950 to HFLP) in transaction fees, $986 ($715 to BMP and $271 to HFLP) in advisory fees and $400 as reimbursement to BMP for their out of pocket expenses. With respect to the Merger transaction fee, the fee was paid by the Company on behalf of Parent. As a result, the Merger transaction fee was reflected as a reduction of the equity contributed by Parent. The advisory fee was reflected within sales, marketing, general and administrative expense in the accompanying consolidated statements of operations.

Transaction Fee Letter Agreement

In connection with the 2011 Transactions, Parent entered into an agreement with Blackstone Advisory Partners L.P. (“BAP”) whereby BAP agreed to provide advisory services, including general business and financial analysis, transaction feasibility analysis, due diligence support, pricing analysis, assistance with negotiations and the development of a general transaction strategy. In exchange for these services, Parent agreed to pay a transaction fee of $10,000 that was contingent upon the closing of the Merger. Immediately following the Merger, Parent caused the Company to pay $10,000 to BAP on behalf of Parent. This fee, as it was incurred on behalf of Parent, was reflected as a reduction of the equity contributed by Parent.

2019 Notes and Term Loans Held by Related Party

During the period from November 2, 2011 to December 31, 2011, certain investment funds managed by GSO Capital Partners LP (the “GSO-managed funds”) held a portion of the 2019 Notes and the Senior Credit Facilities. GSO Advisor Holdings LLC (“GSO Advisor”) is the general partner of GSO Capital Partners LP. Blackstone, indirectly through its subsidiaries, holds all of the issued and outstanding equity interests of GSO Advisor. As of December 31, 2011, the GSO-managed funds held $100,000 in principal amount of the 2019 Notes and $52,500 in principal amount of the Senior Credit Facilities ($525 of which is classified within current portion of long-term debt). The Company paid $571 in interest on the Senior Credit Facilities to the GSO-managed funds in the period from November 2, 2011 to December 31, 2011.

Transactions with Blackstone Portfolio Companies

The Company provides various services to certain Blackstone portfolio companies under contracts that were executed in the normal course of business prior to the Merger. The Company recognized revenue of $769 and $4,478 related to services provided to Blackstone portfolio companies for the periods from November 2, 2011 to December 31, 2011 and January 1, 2011 to November 1, 2011, respectively.

Transactions with H&F Portfolio Companies

The Company both purchases from, and provides various services to, certain H&F portfolio companies under contracts that were executed in the normal course of business. The Company recognized revenue of $206, $1,174, 1,266 and $1,125 related to services provided to H&F portfolio companies for the periods from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively. The Company paid H&F portfolio companies $0, $247, $143 and $46 related to services provided to the Company for the periods from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively.

Other

During 2009, the Company executed an agreement with Patni Computer Systems Ltd. (“Patni”), a company in which General Atlantic had a substantial ownership interest, to outsource certain mailroom and verification services. Under this agreement, the Company paid Patni approximately $2,202, $3,855 and $441 in 2011, 2010 and 2009, respectively, in connection with services received under this agreement. In May 2011, General Atlantic sold all of its interests in Patni.

Following the merger of Allscripts-Misys Healthcare Solutions, Inc. (“Allscripts”) and Eclipsys Corporation in the third quarter of 2010, Philip M. Pead, a member of the Company’s board of directors at that time, was appointed as executive Chairman of the Board of Allscripts. The Company made payments of $1,647 during 2011 and $2,277 during 2010, to Allscripts under preexisting agreements between the Company and Allscripts for connectivity and other services. Mr. Pead resigned from the Company’s board of directors in August 2011.

Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting

14. Segment Reporting

Management views the Company’s operating results in three reportable segments: (a) payer services, (b) provider services and (c) pharmacy services. Listed below are the results of operations for each of the reportable segments. This information is reflected in the manner utilized by management to make operating decisions, assess performance and allocate resources. Segment assets are not presented to management for purposes of operational decision making, and therefore are not included in the accompanying tables. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies in the notes to the Company’s audited consolidated financial statements included in the Annual Report for the year ended December 31, 2011.

Payer Services Segment

The payer services segment provides payment cycle solutions to healthcare payers, both directly and through the Company’s channel partners, that simplify the administration of healthcare related to insurance eligibility and benefit verification, claims filing, payment integrity and claims and payment distribution. Additionally, the payer services segment provides consulting services primarily to healthcare payers.

Provider Services Segment

The provider services segment provides revenue cycle management solutions, patient billing and payment services, government program eligibility and enrollment services and clinical exchange capabilities, both directly and through the Company’s channel partners, that simplify providers’ revenue cycle and workflow, reduce related costs and improve cash flow.

Pharmacy Services Segment

The pharmacy services segment provides electronic prescribing services and other electronic solutions to pharmacies, pharmacy benefit management companies and government agencies related to prescription benefit claim filing, adjudication and management.

Other

Inter-segment revenue and expenses primarily represent claims management and patient statement services provided between segments.

Corporate and eliminations includes personnel and other costs associated with the Company’s management, administrative and other corporate services functions and eliminations to remove inter-segment revenues and expenses.

The revenue and total segment contribution for the reportable segments are as follows:

Successor - Three Months Ended March 31, 2012

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$52,643	$—	$—	$—	$52,643
Payment services	65,409	—	—	—	65,409
Revenue cycle management	—	73,606	—	—	73,606
Patient statements	—	62,520	—	—	62,520
Dental	—	8,172	—	—	8,172
Pharmacy services	—	—	23,685	—	23,685
Inter-segment revenues	883	244	93	(1,220)	—

Net revenue	118,935	144,542	23,778	(1,220)	286,035
Costs and expenses:
Cost of operations	77,250	89,552	9,546	(1,155)	175,193
Development and engineering	2,765	3,837	1,679	—	8,281
Sales, marketing, general and administrative	8,747	9,750	1,626	14,764	34,887

Segment contribution	$30,173	$41,403	$10,927	$(14,829)	67,674

Depreciation and amortization					44,673
Accretion					4,466
Interest expense, net					45,739

Loss before income tax benefit					$(27,204)

Predecessor - Three Months Ended March 31, 2011

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$47,554	$—	$—	$—	$47,554
Payment services	62,236	—	—	—	62,236
Revenue cycle management	—	69,854	—	—	69,854
Patient statements	—	63,517	—	—	63,517
Dental	—	7,733	—	—	7,733
Pharmacy services	—	—	20,605	—	20,605
Inter-segment revenue	856	116	—	(972)	—

Net revenue	110,646	141,220	20,605	(972)	271,499
Costs and expenses:
Cost of operations	75,183	85,848	8,528	(907)	168,652
Development and engineering	2,370	3,915	1,700	—	7,985
Sales, marketing, general and administrative	7,446	11,243	1,462	13,017	33,168

Segment contribution	$25,647	$40,214	$8,915	$(13,082)	61,694

Depreciation and amortization					38,022
Interest expense, net					12,626
Other					(1,403)

Income before income tax provision					$12,449

20. Segment Reporting

Management views the Company’s operating results in three reportable segments: (a) payer services, (b) provider services and (c) pharmacy services. Listed below are the results of operations for each of the reportable segments. This information is reflected in the manner utilized by management to make operating decisions, assess performance and allocate resources. Segment assets are not presented to management for purposes of operational decision making, and therefore are not included in the accompanying tables. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies in the notes to the consolidated financial statements.

Payer Services Segment

The payer services segment provides payment cycle solutions to healthcare payers, both directly and through the Company’s channel partners, that simplify the administration of healthcare related to insurance eligibility and benefit verification, claims filing, payment integrity and claims and payment distribution. Additionally, the payer services segment provides consulting services primarily to healthcare payers.

Provider Services Segment

The provider services segment provides revenue cycle management solutions, patient billing and payment services, government program eligibility and enrollment services and clinical exchange capabilities, both directly and through the Company’s channel partners, that simplify the providers’ revenue cycle and workflow, reduce related costs and improve cash flow.

Pharmacy Services Segment

The pharmacy services segment provides electronic prescribing and other electronic solutions to pharmacies, pharmacy benefit management companies and government agencies related to prescription benefit claim filing, adjudication and management.

Other

Inter-segment revenue and expenses primarily represent claims management and patient statement services provided between segments.

Corporate and eliminations includes personnel and other costs associated with the Company’s management, administrative and other corporate services functions and eliminations to remove inter-segment revenues and expenses.

The revenue and total segment contribution for the reportable segments are as follows:

For the period from November 2, 2011 to December 31, 2011

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$35,004	$—	$—	$—	$35,004
Payment services	42,207	—	—	—	42,207
Patient statements	—	41,927	—	—	41,927
Revenue cycle management	—	51,123	—	—	51,123
Dental	—	5,167	—	—	5,167
Pharmacy services	—	—	14,956	—	14,956
Inter-segment revenues	514	107	62	(683)	—

Net revenue	77,725	98,324	15,018	(683)	190,384
Costs and expenses
Cost of operations	51,102	60,710	6,252	(643)	117,421
Development and engineering	1,940	2,234	979	—	5,153
Sales, marketing, general and administrative	5,870	4,518	830	10,560	21,778
Accretion	—	—	—	2,916	2,916
Transaction related costs	—	—	—	17,857	17,857

Segment contribution	18,813	$30,862	$6,957	$(31,373)	25,259

Depreciation and amortization					28,772
Interest expense, net					29,343
Other					(5,843)

Loss before income tax provision					$(27,013)

For the period from January 1, 2011 to November 1, 2011

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$171,288	$—	$—	$—	$171,288
Payment services	206,828	—	—	—	206,828
Patient statements	—	213,585	—	—	213,585
Revenue cycle management	—	240,861	—	—	240,861
Dental	—	25,926	—	—	25,926
Pharmacy services	—	—	70,776	—	70,776
Inter-segment revenues	2,845	450	—	(3,295)	—

Net revenue	380,961	480,822	70,776	(3,295)	929,264
Costs and expenses
Cost of operations	255,437	291,055	29,134	(3,085)	572,541
Development and engineering	8,700	11,693	5,697	—	26,090
Sales, marketing, general and administrative	26,905	38,385	5,078	41,095	111,463
Transaction related costs	10,443	9,029	2,282	44,871	66,625

Segment contribution	$79,476	$130,660	$28,585	$(86,176)	152,545

Depreciation and amortization					128,761
Interest expense, net					43,201
Other					(8,036)

Loss before income tax provision					$(11,381)

For the Year Ended December 31, 2010

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$192,385	$—	$—	$—	$192,385
Payment services	234,176	—	—	—	234,176
Patient statements	—	262,521	—	—	262,521
Revenue cycle management	—	199,873	—	—	199,873
Dental	—	31,403	—	—	31,403
Pharmacy services	—	—	81,794	—	81,794
Inter-segment revenue	3,501	402	—	(3,903)	—

Net revenue	430,062	494,199	81,794	(3,903)	1,002,152
Costs and expenses
Cost of operations	281,853	304,245	30,044	(3,775)	612,367
Development and engineering	9,475	13,993	7,170	—	30,638
Sales, marketing, general and administrative	28,914	33,982	6,133	47,918	116,947

Segment contribution	$109,820	$141,979	$38,447	$(48,046)	242,200

Depreciation and amortization					124,721
Interest expense, net					61,017
Other income					(9,284)

Income before income tax provision					$65,746

For the Year Ended December 31, 2009

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$184,605	$—	$—	$—	$184,605
Payment services	211,985	—	—	—	211,985
Patient statements	—	274,390	—	—	274,390
Revenue cycle management	—	155,112	—	—	155,112
Dental	—	31,513	—	—	31,513
Pharmacy services	—	—	60,843	—	60,843
Inter-segment revenue	902	1,498	—	(2,400)	—

Net revenue	397,492	462,513	60,843	(2,400)	918,448
Costs and expenses
Cost of operations	253,471	294,471	16,668	(1,974)	562,636
Development and engineering	11,744	12,893	5,902	—	30,539
Sales, marketing, general and administrative	26,980	35,070	8,102	48,844	118,996

Segment contribution	$105,297	$120,079	$30,171	$(49,270)	206,277

Depreciation and amortization					105,321
Interest expense, net					70,171
Other income					(519)

Income before income tax provision					$31,304

Accumulated Other Comprehensive (Loss) Income	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive (Loss) Income [Abstract]
Accumulated Other Comprehensive (Loss) Income

15. Accumulated Other Comprehensive Income (Loss)

The following is a summary of the accumulated other comprehensive income (loss) balances, net of taxes, as of and for the three months ended March 31, 2012.

	Foreign Currency Translation Adjustment	Cash Flow Hedge	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2012	$(194)	$—	$(194)
Change associated with foreign currency translation	194	—	194
Change associated with current period hedging	—	1,433	1,433
Reclassification into earnings	—	425	425

Balance at March 31, 2012	$—	$1,858	$1,858

21. Accumulated Other Comprehensive (Loss) Income

The following is a summary of the accumulated other comprehensive (loss) income balances, net of taxes for the Sucessor period from November 2, 2011 to December 31, 2011 and, net of taxes and noncontrolling interest, for the Predecessor period from January 1, 2011 to November 1, 2011.

	Foreign Currency Translation Adjustment	Discontinued Cash Flow Hedge	Accumulated Other Comprehensive Income
Balance at January 1, 2011 (Predecessor)	$34	$(2,603)	$(2,569)
Change associated with foreign currency translation	80	—	80
Reclassification into earnings	—	2,173	2,173

Balance at November 1, 2011 (Predecessor)	114	(430)	(316)
Elimination of Predecessor accumulated other comprehensive (loss) income	(114)	430	316
Change associated with foreign currency translation	(194)	—	(194)

Balance at December 31, 2011 (Successor)	$(194)	$—	$(194)

Supplemental Condensed Consolidating Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Nature of Business and Organization/Supplemental Condensed Consolidating Financial Information [Abstract]
Supplemental Condensed Consolidating Financial Information

16. Supplemental Condensed Consolidating Financial Information

In lieu of providing separate annual and interim financial statements for each guarantor of debt securities to be registered, Regulation S-X of SEC Guidelines, Rules, and Regulations (“Regulation S-X”) provides companies, if certain criteria are satisfied, with the option to instead provide condensed consolidating financial information for its issuers, guarantors and non-guarantors. In the case of the Company, the applicable criteria include the following: (i) the Senior Notes are fully and unconditionally guaranteed on a joint and several basis, (ii) each of the guarantors of the Senior Notes is a direct or indirect wholly-owned subsidiary of the Company and (iii) any non-guarantors are considered minor as that term is defined in Regulation S-X. Because each of these criteria has been satisfied by the Company and the Senior Notes must be registered with the Securities and Exchange Commission (the “SEC”) pursuant to the Indentures, summarized condensed consolidating balance sheets as of March 31, 2012 and December 31, 2011 and unaudited condensed consolidating statements of operations, comprehensive income (loss) and cash flows for the three months ended March 31, 2012 and March 31, 2011, respectively, for the Company, segregating the issuer, the subsidiary guarantors and consolidating adjustments, are reflected below. Prior year amounts have been reclassified to conform to the current year presentation.

Condensed Consolidating Balance Sheet

	Successor
	As of March 31, 2012
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$17,848	$8,530	$—	$26,378
Accounts receivable, net of allowance for doubtful accounts	—	189,149	—	189,149
Deferred income tax assets	—	4,760	—	4,760
Prepaid expenses and other current assets	6,482	17,319	—	23,801

Total current assets	24,330	219,758	—	244,088
Property and equipment, net	6	273,971	—	273,977
Due from affiliates	—	55,481	(55,481)	—
Investment in consolidated subsidiaries	1,925,366	—	(1,925,366)	—
Goodwill	—	1,470,120	—	1,470,120
Intangible assets, net	158,250	1,635,742	—	1,793,992
Other assets, net	14,684	29,169	—	43,853

Total assets	$2,122,636	$3,684,241	$(1,980,847)	$3,826,030

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$9,348	$—	$9,348
Accrued expenses	43,764	89,004	—	132,768
Deferred revenues	—	7,860	—	7,860
Current portion of long-term debt	4,074	11,960	—	16,034

Total current liabilities	47,838	118,172	—	166,010
Due to affiliates	55,481	—	(55,481)	—
Long-term debt, excluding current portion	781,940	1,146,555	—	1,928,495
Deferred income tax liabilities	15,817	491,655	—	507,472
Tax receivable agreement obligations to related parties	144,179	—	—	144,179
Other long-term liabilities	—	2,493	—	2,493
Commitments and contingencies

Equity	1,077,381	1,925,366	(1,925,366)	1,077,381

Total liabilities and equity	$2,122,636	$3,684,241	$(1,980,847)	$3,826,030

Condensed Consolidating Balance Sheet

	Successor
	As of December 31, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$572	$37,353	$—	$37,925
Accounts receivable, net of allowance for doubtful accounts	—	188,960	—	188,960
Deferred income tax assets	—	6,042	—	6,042
Prepaid expenses and other current assets	2,072	14,854	—	16,926

Total current assets	2,644	247,209	—	249,853
Property and equipment, net	8	278,082	—	278,090
Due from affiliates	—	51,237	(51,237)	—
Investment in consolidated subsidiaries	1,940,533	—	(1,940,533)	—
Goodwill	—	1,470,216	—	1,470,216
Intangible assets, net	160,500	1,661,397	—	1,821,897
Other assets, net	9,255	30,148	—	39,403

Total assets	$2,112,940	$3,738,289	$(1,991,770)	$3,859,459

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$8,827	$—	$8,827
Accrued expenses	19,324	112,813	—	132,137
Deferred revenues	—	5,561	—	5,561
Current portion of long-term debt	4,074	11,960	—	16,034

Total current liabilities	23,398	139,161	—	162,559
Due to affiliates	51,237	—	(51,237)	—
Long-term debt, excluding current portion	781,575	1,163,499	—	1,945,074
Deferred income tax liabilities	24,354	493,683	—	518,037
Tax receivable agreement obligations to related parties	139,713	—	—	139,713
Other long-term liabilities	—	1,413	—	1,413
Commitments and contingencies

Equity	1,092,663	1,940,533	(1,940,533)	1,092,663

Total liabilities and equity	$2,112,940	$3,738,289	$(1,991,770)	$3,859,459

Condensed Consolidating Statement of Operations

	Successor
	Three Months Ended March 31, 2012
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$286,035	$—	$286,035
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	175,193	—	175,193
Development and engineering	—	8,281	—	8,281
Sales, marketing, general and administrative	1,925	32,962	—	34,887
Depreciation and amortization	2,251	42,422	—	44,673
Accretion	4,466	—	—	4,466

Operating income (loss)	(8,642)	27,177	—	18,535
Equity in earnings of consolidated subsidiaries	(4,838)	—	4,838	—
Interest expense, net	23,158	22,581	—	45,739

Income (loss) before income tax benefit	(26,962)	4,596	(4,838)	(27,204)
Income tax benefit	(9,628)	(242)	—	(9,870)

Net income (loss)	$(17,334)	$4,838	$(4,838)	$(17,334)

Condensed Consolidating Statement of Operations

	Predecessor
	Three Months Ended March 31, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$271,499	$—	$271,499
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	168,652	—	168,652
Development and engineering	—	7,985	—	7,985
Sales, marketing, general and administrative	957	32,211	—	33,168
Depreciation and amortization	1	38,021	—	38,022

Operating income (loss)	(958)	24,630	—	23,672
Equity in earnings of consolidated subsidiaries	(9,629)	—	9,629	—
Interest expense, net	720	11,906	—	12,626
Other	—	(1,403)	—	(1,403)

Income (loss) before income tax provision	7,951	14,127	(9,629)	12,449
Income tax provision	3,557	1,617	—	5,174

Net income (loss)	4,394	12,510	(9,629)	7,275
Net income attributable to noncontrolling interest	—	—	2,881	2,881

Net income (loss) attributable to Emdeon Inc.	$4,394	$12,510	$(12,510)	$4,394

Condensed Consolidating Statement of Comprehensive Income (Loss)

	Successor
	Three Months Ended March 31, 2012
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income (loss)	$(17,334)	$4,838	$(4,838)	$(17,334)
Other comprehensive income (loss):
Changes in fair value of interest rate swap, net of taxes	1,858	—	—	1,858
Foreign currency translation adjustment	—	194	—	194
Equity in other comprehensive earnings	194	—	(194)	—

Other comprehensive income (loss)	2,052	194	(194)	2,052

Total comprehensive income (loss)	$(15,282)	$5,032	$(5,032)	$(15,282)

Condensed Consolidating Statement of Comprehensive Income

	Predecessor
	Three Months Ended March 31, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income	$4,394	$12,510	$(9,629)	$7,275
Other comprehensive income (loss):
Other comprehensive income amortization, net of taxes	—	811	—	811
Foreign currency translation adjustment	—	(8)	—	(8)
Equity in other comprehensive earnings	632	—	(632)	—

Other comprehensive income (loss)	632	803	(632)	803

Total comprehensive income (loss)	5,026	13,313	(10,261)	8,078
Comprehensive income attributable to noncontrolling interest	—	—	3,052	3,052

Comprehensive income attributable to Emdeon Inc.	$5,026	$13,313	$(13,313)	$5,026

Condensed Consolidating Statement of Cash Flows

	Successor
	Three Months Ended March 31, 2012
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income (loss)	$(17,334)	$4,838	$(4,838)	$(17,334)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	2,251	42,422	—	44,673
Deferred income tax benefit	(9,628)	(395)	—	(10,023)
Equity in earnings of consolidated subsidiaries	(4,838)	—	4,838	—
Accretion expense	4,466	—	—	4,466
Amortization of debt discount and issuance costs	547	1,998	—	2,545
Change in fair value of interest rate swap (not subject Other	—	152	—	152
Changes in operating assets and liabilities:
Accounts receivable	—	(188)	—	(188)
Prepaid expenses and other	(4,410)	(100)	—	(4,510)
Accounts payable	—	1,754	—	1,754
Accrued expenses, deferred revenue, and other liabilities	21,962	(21,656)	—	306
Tax receivable agreement obligations to related parties	(114)	—	—	(114)
Due to/from affiliates	4,244	(4,244)	—	—

Net cash provided by (used in) operating activities	(2,854)	24,581	—	21,727

Investing activities
Purchases of property and equipment	—	(15,146)	—	(15,146)
Investment in subsidiaries, net	20,200	—	(20,200)	—

Net cash used in investing activities	20,200	(15,146)	(20,200)	(15,146)

Financing activities
Distributions to Emdeon Inc., net	—	(20,200)	20,200	—
Payments on Revolving Facility	—	(15,000)	—	(15,000)
Debt principal payments	(70)	(2,990)	—	(3,060)
Other	—	(68)	—	(68)

Net cash provided by (used in) financing activities	(70)	(38,258)	20,200	(18,128)

Net increase (decrease) in cash and cash equivalents	17,276	(28,823)	—	(11,547)
Cash and cash equivalents at beginning of period	572	37,353	—	37,925

Cash and cash equivalents at end of period	$17,848	$8,530	$—	$26,378

Condensed Consolidating Statement of Cash Flows

	Predecessor
	Three Months Ended March 31, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income (loss)	$4,394	$12,510	$(9,629)	$7,275
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1	38,021	—	38,022
Equity compensation	151	5,422	—	5,573
Deferred income tax expense (benefit)	3,557	(3,557)	—	—
Equity in earnings of consolidated subsidiaries	(9,629)	—	9,629	—
Amortization of debt discount and issuance costs	—	3,455	—	3,455
Amortization of discontinued cash flow hedge from other comprehensive loss	—	922	—	922
Change in contingent consideration	—	(1,403)	—	(1,403)
Change in fair value of interest rate swap (not subject to hedge accounting)	—	(2,556)	—	(2,556)
Other	—	5	—	5
Changes in operating assets and liabilities:
Accounts receivable	—	(1,519)	—	(1,519)
Prepaid expenses and other	(218)	1,427	—	1,209
Accounts payable	730	4,036	—	4,766
Accrued expenses, deferred revenue, and other liabilities	—	6,135	—	6,135
Tax receivable agreement obligations to related parties	(2,913)	—	—	(2,913)
Due to/from affiliates	(378)	378	—	—

Net cash provided by (used in) operating activities	(4,305)	63,276	—	58,971

Investing activities
Purchases of property and equipment	—	(19,654)	—	(19,654)

Net cash used in investing activities	—	(19,654)	—	(19,654)

Financing activities
Debt principal payments	—	(2,138)	—	(2,138)
Other	242	(1,525)	—	(1,283)

Net cash provided by (used in) financing activities	242	(3,663)	—	(3,421)

Net increase (decrease) in cash and cash equivalents	(4,063)	39,959	—	35,896
Cash and cash equivalents at beginning of period	39,980	59,208	—	99,188

Cash and cash equivalents at end of period	$35,917	$99,167	$—	$135,084

22. Supplemental Condensed Consolidating Financial Information

In lieu of providing separate annual and interim financial statements for each guarantor of debt securities to be registered, Regulation S-X of SEC Guidelines, Rules, and Regulations (“Regulation S-X”) provides companies, if certain criteria are satisfied, with the option to instead provide condensed consolidating financial information for its issuers, guarantors and non-guarantors. In the case of the Company, the applicable criteria include the following (i) the Senior Notes are fully and unconditionally guaranteed on a joint and several basis, (ii) each of the guarantors of the Senior Notes is a direct or indirect wholly-owned subsidiary of the Company and (iii) any non-guarantors are considered minor as that term is defined in Regulation S-X. Because each of these criteria has been satisfied by the Company and the Senior Notes must be registered with the Securities and Exchange Commission (the “SEC”) pursuant to the Indentures, summarized audited condensed consolidating balance sheets at December 31, 2011 and 2010, condensed consolidating statements of operations and cash flows for the periods from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively, for the Company, segregating the issuer, the subsidiary guarantors and consolidating adjustments, are reflected below. Prior year amounts have been reclassified to conform to the current year presentation.

Condensed Consolidating Balance Sheet

	Successor
	As of December 31, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$572	$37,353	$—	$37,925
Accounts receivable, net of allowance for doubtful accounts	—	188,960	—	188,960
Deferred income tax assets	—	6,042	—	6,042
Prepaid expenses and other current assets	2,072	14,854	—	16,926

Total current assets	2,644	247,209	—	249,853
Property and equipment, net	8	278,082	—	278,090
Due from affiliates	—	51,237	(51,237)	—
Investment in consolidated subsidiaries	1,940,533	—	(1,940,533)	—
Goodwill	—	1,470,216	—	1,470,216
Intangible assets, net	160,500	1,661,397	—	1,821,897
Other assets, net	9,255	30,148	—	39,403

Total assets	$2,112,940	$3,738,289	$(1,991,770)	$3,859,459

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	8,827	—	8,827
Accrued expenses	19,324	112,813	—	132,137
Deferred revenues	—	5,561	—	5,561
Current portion of long-term debt	4,074	11,960	—	16,034

Total current liabilities	23,398	139,161	—	162,559
Due to affilates	51,237	—	(51,237)	—
Long-term debt, excluding current portion	781,575	1,163,499	—	1,945,074
Deferred income tax liabilities	24,354	493,683	—	518,037
Tax receivable agreement obligations to related parties	139,713	—	—	139,713
Other long-term liabilities	—	1,413	—	1,413
Commitments and contingencies

Equity	1,092,663	1,940,533	(1,940,533)	1,092,663

Total liabilities and equity	$2,112,940	$3,738,289	$(1,991,770)	$3,859,459

Condensed Consolidating Balance Sheet

	Predecessor
	As of December 31, 2010
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$39,980	$59,208	$—	$99,188
Accounts receivable, net of allowance for doubtful accounts	—	174,191	—	174,191
Deferred income tax assets	—	7,913	—	7,913
Prepaid expenses and other current assets	986	24,034	—	25,020

Total current assets	40,966	265,346	—	306,312
Property and equipment, net	9	231,298	—	231,307
Due from affiliates	—	713	(713)	—
Investment in subsidiaries	961,270	—	(961,270)	—
Goodwill	—	908,310	—	908,310
Intangible assets, net	—	1,035,886	—	1,035,886
Other assets, net	3,000	6,750	—	9,750

Total assets	$1,005,245	$2,448,303	$(961,983)	$2,491,565

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$4,732	$—	$4,732
Accrued expenses	4,549	107,696	—	112,245
Deferred revenues	—	12,130	—	12,130
Current portion of long-term debt	4,423	8,071	—	12,494

Total current liabilities	8,972	132,629	—	141,601
Due to affiliates	713	—	(713)	—
Long-term debt, excluding current portion	35,900	897,849	—	933,749
Deferred income tax liabilities	29,602	170,755	—	200,357
Tax receivable agreement obligations to related parties	138,533	—	—	138,533
Other long-term liabilities	—	22,037	—	22,037
Commitments and contingencies
Equity:

Emdeon Inc. equity	791,525	1,225,033	(1,225,033)	791,525
Noncontrolling interest	—	—	263,763	263,763

Total equity	791,525	1,225,033	(961,270)	1,055,288

Total liabilities and equity	$1,005,245	$2,448,303	$(961,983)	$2,491,565

Condensed Consolidating Statement of Operations

	Successor
	November 2 through December 31, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$190,384	$—	$190,384
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	117,421	—	117,421
Development and engineering	—	5,153	—	5,153
Sales, marketing, general and administrative	1,385	20,393	—	21,778
Depreciation and amortization	1,501	27,271	—	28,772
Accretion	2,916	—	—	2,916
Transaction related costs	485	17,372	—	17,857

Operating income (loss)	(6,287)	2,774	—	(3,513)
Equity in earnings of consolidated subsidiaries	(3,182)	—	3,182	—
Interest expense, net	25,164	4,179	—	29,343
Other income, net	—	(5,843)	—	(5,843)

Income (loss) before income tax provision (benefit)	(28,269)	4,438	(3,182)	(27,013)
Income tax provision (benefit)	(10,816)	1,256	—	(9,560)

Net income (loss)	$(17,453)	$3,182	$(3,182)	$(17,453)

Condensed Consolidating Statement of Operations

	Predecessor
	January 1 through November 1, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$929,264	$—	$929,264
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	572,541	—	572,541
Development and engineering	—	26,090	—	26,090
Sales, marketing, general and administrative	12,544	98,919	—	111,463
Depreciation and amortization	3	128,758	—	128,761
Transaction related costs	17,767	48,858	—	66,625

Operating income (loss)	(30,314)	54,098	—	23,784
Equity in earnings of consolidated subsidiaries	(16,482)	—	16,482	—
Interest expense, net	2,442	40,759	—	43,201
Other income, net	—	(8,036)	—	(8,036)

Income before income tax provision (benefit)	(16,274)	21,375	(16,482)	(11,381)
Income tax provision (benefit)	8,417	(216)	—	8,201

Net income (loss)	(24,691)	21,591	(16,482)	(19,582)
Net income attributable to noncontrolling interest	—	—	5,109	5,109

Net income (loss) attributable to Emdeon Inc.	$(24,691)	$21,591	$(21,591)	$(24,691)

Condensed Consolidating Statement of Operations

	Predecessor
	Year Ended December 31, 2010
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$1,002,152	$—	$1,002,152
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	612,367	—	612,367
Development and engineering	—	30,638	—	30,638
Sales, marketing, general and administrative	3,198	113,749	—	116,947
Depreciation and amortization	—	124,721	—	124,721

Operating income (loss)	(3,198)	120,677	—	117,479
Equity in earnings of consolidated subsidiaries	(43,046)	—	43,046	—
Interest expense, net	3,089	57,928	—	61,017
Other income, net	—	(9,284)	—	(9,284)

Income before income tax provision	36,759	72,033	(43,046)	65,746
Income tax provision	17,213	15,366	—	32,579

Net income	19,546	56,667	(43,046)	33,167
Net income attributable to noncontrolling interest	—	—	13,621	13,621

Net income attributable to Emdeon Inc.	$19,546	$56,667	$(56,667)	$19,546

Condensed Consolidating Statement of Operations

	Predecessor
	Year Ended December 31, 2009
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$918,448	$—	$918,448
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	562,636	—	562,636
Development and engineering	—	30,539	—	30,539
Sales, marketing, general and administrative	1,114	117,882	—	118,996
Depreciation and amortization	—	105,321	—	105,321

Operating income (loss)	(1,114)	102,070	—	100,956
Equity in earnings of consolidated subsidiaries	(14,439)	—	14,439	—
Interest expense, net	715	69,456	—	70,171
Other income, net	—	(519)	—	(519)

Income before income tax provision	12,610	33,133	(14,439)	31,304
Income tax provision	3,029	14,272	—	17,301

Net income	9,581	18,861	(14,439)	14,003
Net income attributable to noncontrolling interest	—	—	4,422	4,422

Net income attributable to Emdeon Inc.	$9,581	$18,861	$(18,861)	$9,581

Condensed Consolidating Statement of Cash Flows

	Successor
	November 2 through December 31, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income (loss)	$(17,453)	$2,757	$(2,757)	$(17,453)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,501	27,271	—	28,772
Equity compensation expense	—		—	—
Deferred income tax expense (benefit)	(11,241)	5,470	—	(5,771)
Equity in earnings of consolidated subsidiaries	(2,757)	—	2,757	—
Accretion expense	2,916	—	—	2,916
Amortization of debt discount and issuance costs	356	1,286	—	1,642
Change in fair value of interest rate swap (not subject to hedge accounting)	—	(2,755)	—	(2,755)
Change in contingent consideration	—	(5,843)	—	(5,843)
Other	—	489	—	489
Changes in operating assets and liabilities:
Accounts receivable	—	(13,447)	—	(13,447)
Prepaid expenses and other	1,174	(192)	—	982
Accounts payable	—	(2,912)	—	(2,912)
Accrued expenses, deferred revenue, and other liabilities	(11,117)	(4,284)	—	(15,401)
Due to/from affiliates	(3,769)	3,769	—	—

Net cash provided by (used in) operating activities	(40,390)	11,609	—	(28,781)

Investing activities
Purchases of property and equipment	—	(8,279)	—	(8,279)
Purchases of Emdeon Inc., net of cash acquired	(1,586,854)	(345,998)	—	(1,932,852)

Net cash used in investing activities	(1,586,854)	(354,277)	—	(1,941,131)

Financing activities
Proceeds from issuance of stock	852,879	—	—	852,879
Proceeds from Term Loan Facility	25,332	1,159,782	—	1,185,114
Proceeds from Revolving Facility	—	25,000	—	25,000
Proceeds from Senior Notes	729,375	—	—	729,375
Payments on Revolving Facility	—	(10,000)	—	(10,000)
Payment of debt issue costs	(5,871)	(30,030)	—	(35,901)
Debt principal and data sublicense obligation payments	—	(942,138)	—	(942,138)
Other	(2,800)	(68)	—	(2,868)

Net cash provided by financing activities	1,598,915	202,546	—	1,801,461

Net decrease in cash and cash equivalents	(28,329)	(140,122)	—	(168,451)
Cash and cash equivalents at beginning of period	28,901	177,475	—	206,376

Cash and cash equivalents at end of period	$572	$37,353	$—	$37,925

Condensed Consolidating Statement of Cash Flows

	Predecessor
	January 1 through November 1, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income (loss)	$(24,691)	$21,591	$(16,482)	$(19,582)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	3	128,758	—	128,761
Equity compensation expense	1,300	53,632	—	54,932
Deferred income tax expense (benefit)	8,417	(23,462)	—	(15,045)
Equity in earnings of consolidated subsidiaries	(16,482)	—	16,482	—
Amortization of debt discount and issuance costs	—	11,673	—	11,673
Amortization of discontinued cash flow hedge from other comprehensive loss	—	3,167	—	3,167
Change in fair value of interest rate swap (not subject to hedge accounting)	—	(7,983)	—	(7,983)
Change in contingent consideration	—	(8,036)	—	(8,036)
Other	—	1,119	—	1,119
Changes in operating assets and liabilities:
Accounts receivable	—	660	—	660
Prepaid expenses and other	88	6,550	—	6,638
Accounts payable	—	8,505	—	8,505
Accrued expenses, deferred revenue, and other liabilities	29,263	18,350	—	47,613
Tax receivable agreement obligations to related parties	(3,519)	—	—	(3,519)
Due to/from affiliates	(2,667)	2,667	—	—

Net cash provided (used in) by operating activities	(8,288)	217,191	—	208,903

Investing activities
Purchases of property and equipment	—	(51,902)	—	(51,902)
Payments for acquisitions, net of cash acquired	—	(39,422)	—	(39,422)

Net cash used in investing activities	—	(91,324)	—	(91,324)

Financing activities
Debt principal and data sublicense obligation payments	(3,716)	(6,412)	—	(10,128)
Other	925	(1,188)	—	(263)

Net cash used in financing activities	(2,791)	(7,600)	—	(10,391)

Net increase (decrease) in cash and cash equivalents	(11,079)	118,267	—	107,188
Cash and cash equivalents at beginning of period	39,980	59,208	—	99,188

Cash and cash equivalents at end of period	$28,901	$177,475	$—	$206,376

Condensed Consolidating Statement of Cash Flows

	Predecessor
	For the Year Ended December 31, 2010
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income	$19,546	$56,667	$(43,046)	$33,167
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2	124,719	—	124,721
Equity compensation expense	760	16,961	—	17,721
Deferred income tax expense (benefit)	17,213	(4,977)	—	12,236
Equity in earnings of consolidated subsidiaries	(43,046)	—	43,046	—
Amortization of debt discount and issuance costs	—	12,911	—	12,911
Amortization of discontinued cash flow hedge from other comprehensive loss	—	5,800	—	5,800
Change in fair value of interest rate swap (not subject to hedge accounting)	—	(3,908)	—	(3,908)
(Gain) loss on abandonment of leased properties	—	(105)	—	(105)
Change in contingent consideration	—	(9,284)	—	(9,284)
Other	—	524	—	524
Changes in operating assets and liabilities:
Accounts receivable	—	(2,429)	—	(2,429)
Prepaid expenses and other	(425)	(12,127)	—	(12,552)
Accounts payable	—	(7,499)	—	(7,499)
Accrued expenses, deferred revenue, and other liabilities	(92)	543	—	451
Tax receivable agreement obligations to related parties	95	—	—	95
Due to/from affiliates	504	(504)	—	—

Net cash provided by (used in) operating activities	(5,443)	177,292	—	171,849

Investing activities
Purchases of property and equipment	—	(79,988)	—	(79,988)
Payments for acquisitions, net of cash acquired	—	(251,464)	—	(251,464)
Investment in subsidiary	(80,000)	—	80,000	—
Other	(3,000)	—	—	(3,000)

Net cash provided by (used in) investing activities	(83,000)	(331,452)	80,000	(334,452)

Financing activities
Proceeds from issuance of stock	306	—	—	306
Capital contribution from Emdeon Inc.	—	80,000	(80,000)	—
Proceeds from incremental term loan	—	97,982	—	97,982
Debt principal and sublicense obligation payments	(3,624)	(7,799)	—	(11,423)
Repayment of assumed debt obligations	—	(35,254)	—	(35,254)
Other	—	(1,819)	—	(1,819)

Net cash provided by (used in) financing activities	(3,318)	133,110	(80,000)	49,792

Net decrease in cash and cash equivalents	(91,761)	(21,050)	—	(112,811)
Cash and cash equivalents at beginning of period	131,741	80,258	—	211,999

Cash and cash equivalents at end of period	$39,980	$59,208	$—	$99,188

Condensed Consolidating Statement of Cash Flows

	Predecessor
	For the Year Ended December 31, 2009
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income	$9,581	$18,861	$(14,439)	$14,003
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	105,321	—	105,321
Equity compensation expense	307	25,108	—	25,415
Deferred income tax expense (benefit)	3,029	(4,277)	—	(1,248)
Equity in earnings of consolidated subsidiaries	(14,439)	—	14,439	—
Amortization of debt discount and issuance costs	—	11,947	—	11,947
Amortization of discontinued cash flow hedge from other comprehensive loss	—	7,970	—	7,970
(Gain) loss on abandonment of leased properties	—	1,675	—	1,675
Other	—	(502)	—	(502)
Changes in operating assets and liabilities:
Accounts receivable	—	(2,571)	—	(2,571)
Prepaid expenses and other	(561)	5,506	—	4,945
Accounts payable	—	4,731	—	4,731
Accrued expenses, deferred revenue, and other liabilities	745	(9,979)	—	(9,234)
Tax receivable agreement obligations to related parties	299	—	—	299
Due to/from affiliates	97	(97)	—	—

Net cash provided by (used in) operating activities	(942)	163,693	—	162,751

Investing activities
Purchases of property and equipment	—	(48,292)	—	(48,292)
Payments for acquisitions, net of cash acquired	—	(76,250)	—	(76,250)
Purchases of Emdeon Business Services, net of cash acquired	(11)	11	—	—
Other	—	1,300	—	1,300

Net cash used in investing activities	(11)	(123,231)	—	(123,242)

Financing activities
Proceeds from issuance of stock	145,165	2,799	—	147,964
Repurchase of Class A common stock	(1,586)	—	—	(1,586)
Repurchase of Units of EBS Master LLC	(5,373)	—	—	(5,373)
Debt principal and sublicense obligation payments	(5,653)	(23,550)	—	(29,203)
Repayment of assumed debt obligations	—	(200)	—	(200)
Payments on revolver	—	(10,000)	—	(10,000)
Proceeds from capital contribution	138	(138)	—	—
Capital contributions from stockholders	—	203	—	203
Other	—	(793)	—	(793)

Net cash provided by (used in) financing activities	132,691	(31,679)	—	101,012

Net (decrease) increase in cash and cash equivalents	131,738	8,783	—	140,521
Cash and cash equivalents at beginning of period	3	71,475	—	71,478

Cash and cash equivalents at end of period	$131,741	$80,258	$—	$211,999

Subsequent Event	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Event [Abstract]
Subsequent Events [Text Block]

17. Subsequent Events

Amendment of Senior Credit Facilities

On April 24, 2012, the Company amended the Senior Credit Agreement to reprice the Senior Credit Facilities and borrow $80,000 of additional term loans for general corporate purposes, including acquisitions. Following this amendment, the interest rate on the Term Loan Facility is LIBOR plus 3.75%, compared to the previous interest rate of LIBOR plus 5.50%. The new interest rate on the Revolving Facility, is LIBOR plus 3.50% (with a potential step-down to LIBOR plus 3.25% based on the Company’s first lien net leverage ratio), compared to the previous interest rate of LIBOR plus 5.25% (with a potential step-down to LIBOR plus 5.00% based on the Company’s first lien net leverage ratio). The Term Loan Facility remains subject to a LIBOR floor of 1.25%, and there continues to be no LIBOR floor on the Revolving Facility.

Acquisition of TC3 Health, Inc.

On May 4, 2012, the Company acquired all of the equity interests of TC3 Health, Inc. (“TC3”), a technology-enabled provider of cost containment and payment integrity solutions for healthcare payers. Consideration for the transaction consisted of $61,356, which is subject to adjustment based on the outcome of a working capital settlement.

The accounting for this acquisition was incomplete at the date of this report as the Company has not yet received a valuation of the tangible and intangible assets acquired and liabilities assumed. Accordingly, the amounts recognized as of the acquisition date for each major class of assets acquired and liabilities assumed (including goodwill) have not been disclosed in this report.

23. Subsequent Event

In January 2012, the Company executed three new interest rate swap agreements, each of which mature in February 2017, to reduce the variability of interest payments associated with the Term Loan Facility. These interest rate swap agreements have notional amounts of $320,000, $160,000 and $160,000, respectively, and have the effect of fixing the Company’s interest payments on the hedged portion (collectively, $640,000) of the Term Loan Facility at 7.1485%.